Document and Entity Information (USD $) In Billions, except Share data, unless otherwise specified	12 Months Ended
	Jun. 30, 2011	Jul. 31, 2011	Dec. 31, 2010
Document Document and Entity Information [Abstract]
Entity Registrant Name	PROCTER & GAMBLE CO
Entity Central Index Key	0000080424
Current Fiscal Year End Date	--06-30
Entity Filer Category	Large Accelerated Filer
Document Type	8-K
Document Period End Date	Jun 30, 2011
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	FY
Amendment Flag	false
Trading Symbol	PG
Entity Well-known Seasoned Issuer	Yes
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Common Stock, Shares Outstanding		2,747,768,202
Entity Public Float			$ 181

CONSOLIDATED STATEMENTS OF EARNINGS (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Jun. 30, 2011		Jun. 30, 2010		Jun. 30, 2009
NET SALES	$ 82,559		$ 78,938		$ 76,694
Cost of products sold	40,768		37,919		38,690
Selling, general and administrative expense	25,973		24,998		22,630
OPERATING INCOME	15,818		16,021		15,374
Interest expense	831		946		1,358
Other non-operating income/(expense), net	332		82		483
EARNINGS FROM CONTINUING OPERATIONS BEFORE INCOME TAXES	15,319		15,157		14,499
Income taxes on continuing operations	3,392		4,101		3,733
NET EARNINGS FROM CONTINUING OPERATIONS	11,927		11,056		10,766
NET EARNINGS FROM DISCONTINUED OPERATIONS	0		1,790		2,756
NET EARNINGS	11,927		12,846		13,522
Less: Net earnings attributable to noncontrolling interests	130		110		86
NET EARNINGS ATTRIBUTABLE TO PROCTER & GAMBLE	$ 11,797	[1]	$ 12,736	[1]	$ 13,436	[1]
BASIC NET EARNINGS PER COMMON SHARE:
Earnings from continuing operations	$ 4.12	[2]	$ 3.7	[2]	$ 3.55	[2]
Earnings from discontinued operations	$ 0	[2]	$ 0.62	[2]	$ 0.94	[2]
BASIC NET EARNINGS PER COMMON SHARE	$ 4.12	[2]	$ 4.32	[2]	$ 4.49	[2]
DILUTED NET EARNINGS PER COMMON SHARE:
Earnings from continuing operations	$ 3.93	[2],[3]	$ 3.53	[2],[3]	$ 3.39	[2]
Earnings from discontinued operations	$ 0	[2],[3]	$ 0.58	[2],[3]	$ 0.87	[2]
DILUTED NET EARNINGS PER COMMON SHARE	$ 3.93	[2],[3]	$ 4.11	[2],[3]	$ 4.26	[2]
DIVIDENDS PER COMMON SHARE	$ 1.97		$ 1.8		$ 1.64

[1]	Net earnings per share are calculated on net earnings attributable to Procter & Gamble.
[2]	Basic net earnings per share and diluted net earnings per share are calculated on net earnings attributable to Procter & Gamble
[3]	Diluted net earnings per share is calculated on earnings attributable to Procter & Gamble.

CONSOLIDATED BALANCE SHEETS (USD $) In Millions, unless otherwise specified	Jun. 30, 2011	Jun. 30, 2010
CURRENT ASSETS
Cash and cash equivalents	$ 2,768	$ 2,879
Accounts receivable	6,275	5,335
INVENTORIES
Materials and supplies	2,153	1,692
Work in process	717	604
Finished goods	4,509	4,088
Total inventories	7,379	6,384
Deferred income taxes	1,140	990
Prepaid expenses and other current assets	4,408	3,194
TOTAL CURRENT ASSETS	21,970	18,782
PROPERTY, PLANT AND EQUIPMENT
Buildings	7,753	6,868
Machinery and equipment	32,820	29,294
Land	934	850
Total property, plant and equipment	41,507	37,012
Accumulated depreciation	(20,214)	(17,768)
NET PROPERTY, PLANT AND EQUIPMENT	21,293	19,244
GOODWILL AND OTHER INTANGIBLE ASSETS
Goodwill	57,562	54,012
Trademarks and other intangible assets, net	32,620	31,636
NET GOODWILL AND OTHER INTANGIBLE ASSETS	90,182	85,648
OTHER NONCURRENT ASSETS	4,909	4,498
TOTAL ASSETS	138,354	128,172
CURRENT LIABILITIES
Accounts payable	8,022	7,251
Accrued and other liabilities	9,290	8,559
Debt due within one year	9,981	8,472
TOTAL CURRENT LIABILITIES	27,293	24,282
LONG-TERM DEBT	22,033	21,360
DEFERRED INCOME TAXES	11,070	10,902
OTHER NONCURRENT LIABILITIES	9,957	10,189
TOTAL LIABILITIES	70,353	66,733
SHAREHOLDERS' EQUITY
Common stock, stated value $1 per share (10,000 shares authorized; shares issued: 2011 - 4, 007.9, 2010 - 4,007.6)	4,008	4,008
Additional paid-in capital	62,405	61,697
Reserve for ESOP debt retirement	(1,357)	(1,350)
Accumulated other comprehensive income (loss)	(2,054)	(7,822)
Treasury stock, at cost (shares held: 2011- 1,242.2, 2010 - 1,164.1)	(67,278)	(61,309)
Retained earnings	70,682	64,614
Noncontrolling interest	361	324
TOTAL SHAREHOLDERS' EQUITY	68,001	61,439
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	138,354	128,172
Convertible Class A preferred stock
SHAREHOLDERS' EQUITY
Preferred stock (Class A - stated value $1 per share, 600 shares authorized) (Class B - stated value $1 per share, 200 shares authorized)	1,234	1,277
Non-Voting Class B preferred stock
SHAREHOLDERS' EQUITY
Preferred stock (Class A - stated value $1 per share, 600 shares authorized) (Class B - stated value $1 per share, 200 shares authorized)	$ 0	$ 0

CONSOLIDATED BALANCE SHEETS (PARENTHETICAL) (USD $) In Millions, except Per Share data, unless otherwise specified	Jun. 30, 2011	Jun. 30, 2010
Common stock, stated value	$ 1	$ 1
Common stock, shares authorized	10,000	10,000
Common stock, shares issued	4,007.9	4,007.6
Treasury stock, shares	1,242.1	1,164.1
Convertible Class A preferred stock
Preferred stock, stated value	$ 1	$ 1
Preferred stock, shares authorized	600	600
Non-Voting Class B preferred stock
Preferred stock, stated value	$ 1	$ 1
Preferred stock, shares authorized	200	200

CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY (USD $) In Millions, except Share data in Thousands, unless otherwise specified		Total	Common Shares Outstanding	Preferred Stock	Additional Paid-In Capital	Reserve for ESOP Debt Retirement	Accumulated Other Comprehensive Income (loss)	Treasury Stock	Retained Earnings	Noncontrolling Interest
BEGINNING BALANCE at Jun. 30, 2008		$ 69,784	$ 4,002	$ 1,366	$ 60,307	$ (1,325)	$ 3,746	$ (47,588)	$ 48,986	$ 290
BEGINNING BALANCE (in shares) at Jun. 30, 2008			3,032,717
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net earnings		13,522							13,436	86
Other comprehensive income:
Financial statement translation		(6,151)					(6,151)
Hedges and investment securities, net of $711 in 2011, $520 in 2010, and $452 in 2009 tax		748					748
Defined benefit retirement plans, net of $302 in 2011, $465 in 2010 and $879 in 2009 tax		(1,701)					(1,701)
Total comprehensive income		6,418
Cumulative impact for adoption of new accounting guidance	[1]	(84)							(84)
Dividends to shareholders:
Common		(4,852)							(4,852)
Preferred dividends, net of tax benefits		(192)							(192)
Treasury purchases (in shares)			(98,862)
Treasury purchases		(6,370)						(6,370)
Employee plan issuances (in shares)			16,841
Employee plan issuances		1,237	5		804			428
Preferred stock conversions (in shares)			4,992
Preferred stock conversions		0		(42)	7			35
Shares tendered for Folgers coffee subsidiary (in shares)		(38,700)	(38,653)
Shares tendered for Folgers coffee subsidiary		(2,466)						(2,466)
ESOP debt impacts		0				(15)			15
Noncontrolling interest		(93)								(93)
ENDING BALANCE at Jun. 30, 2009		63,382	4,007	1,324	61,118	(1,340)	(3,358)	(55,961)	57,309	283
ENDING BALANCE (in shares) at Jun. 30, 2009			2,917,035
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net earnings		12,846							12,736	110
Other comprehensive income:
Financial statement translation		(4,194)					(4,194)
Hedges and investment securities, net of $711 in 2011, $520 in 2010, and $452 in 2009 tax		867					867
Defined benefit retirement plans, net of $302 in 2011, $465 in 2010 and $879 in 2009 tax		(1,137)					(1,137)
Total comprehensive income		8,382
Dividends to shareholders:
Common		(5,239)							(5,239)
Preferred dividends, net of tax benefits		(219)							(219)
Treasury purchases (in shares)			(96,759)
Treasury purchases		(6,004)						(6,004)
Employee plan issuances (in shares)			17,616
Employee plan issuances		1,191	1		574			616
Preferred stock conversions (in shares)			5,579
Preferred stock conversions		0		(47)	7			40
ESOP debt impacts		17				(10)			27
Noncontrolling interest		(71)			(2)					(69)
ENDING BALANCE at Jun. 30, 2010		61,439	4,008	1,277	61,697	(1,350)	(7,822)	(61,309)	64,614	324
ENDING BALANCE (in shares) at Jun. 30, 2010			2,843,471
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net earnings		11,927							11,797	130
Other comprehensive income:
Financial statement translation		6,493					6,493
Hedges and investment securities, net of $711 in 2011, $520 in 2010, and $452 in 2009 tax		(1,178)					(1,178)
Defined benefit retirement plans, net of $302 in 2011, $465 in 2010 and $879 in 2009 tax		453					453
Total comprehensive income		17,695
Dividends to shareholders:
Common		(5,534)							(5,534)
Preferred dividends, net of tax benefits		(233)							(233)
Treasury purchases (in shares)			(112,729)
Treasury purchases		(7,039)						(7,039)
Employee plan issuances (in shares)			29,729
Employee plan issuances		1,735	0		702			1,033
Preferred stock conversions (in shares)			5,266
Preferred stock conversions		0		(43)	6			37
ESOP debt impacts		31				(7)			38
Noncontrolling interest		(93)			0					(93)
ENDING BALANCE at Jun. 30, 2011		$ 68,001	$ 4,008	$ 1,234	$ 62,405	$ (1,357)	$ (2,054)	$ (67,278)	$ 70,682	$ 361
ENDING BALANCE (in shares) at Jun. 30, 2011			2,765,737

[1]	Cumulative impact of adopting new accounting guidance relates to split-dollar life insurance arrangements.

CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY (PARENTHETICAL) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2009
Hedges and investment securities, tax	$ 711	$ 520	$ 452
Defined benefit retirement plans, tax	$ 302	$ 465	$ 879

CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Millions, unless otherwise specified	12 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2009
CASH AND CASH EQUIVALENTS, BEGINNING OF YEAR	$ 2,879	$ 4,781	$ 3,313
OPERATING ACTIVITIES
Net earnings	11,927	12,846	13,522
Depreciation and amortization	2,838	3,108	3,082
Share-based compensation expense	414	453	516
Deferred income taxes	128	36	596
Gain on sale of businesses	(203)	(2,670)	(2,377)
Change in accounts receivable	(426)	(14)	415
Change in inventories	(501)	86	721
Change in accounts payable, accrued and other liabilities	358	2,446	(742)
Change in other operating assets and liabilities	(1,221)	(356)	(780)
Other	16	196	30
TOTAL OPERATING ACTIVITIES	13,330	16,131	14,983
INVESTING ACTIVITIES
Capital expenditures	(3,306)	(3,067)	(3,238)
Proceeds from asset sales	225	3,068	1,087
Acquisitions, net of cash acquired	(474)	(425)	(368)
Change in investments	73	(173)	166
TOTAL INVESTING ACTIVITIES	(3,482)	(597)	(2,353)
FINANCING ACTIVITIES
Dividends to shareholders	(5,767)	(5,458)	(5,044)
Change in short-term debt	151	(1,798)	(2,420)
Additions to long-term debt	1,536	3,830	4,926
Reductions of long-term debt	(206)	(8,546)	(2,587)
Treasury stock purchases	(7,039)	(6,004)	(6,370)
Impact of stock options and other	1,203	662	617
TOTAL FINANCING ACTIVITIES	(10,122)	(17,314)	(10,878)
EFFECT OF EXCHANGE RATE CHANGES ON CASH AND CASH EQUIVALENTS	163	(122)	(284)
CHANGE IN CASH AND CASH EQUIVALENTS	(111)	(1,902)	1,468
CASH AND CASH EQUIVALENTS, END OF YEAR	2,768	2,879	4,781
Cash payments for:
Interest	806	1,184	1,226
Income Taxes	2,992	4,175	3,248
Assets acquired through non-cash capital leases	13	20	8
Divestiture of coffee business in exchange for shares of P&G stock	$ 0	$ 0	$ 2,466

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Jun. 30, 2011
Notes to Financial Statements [Abstract]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Nature of Operations
The Procter & Gamble Company's (the "Company," "we" or "us") business is focused on providing branded consumer packaged goods of superior quality and value. Our products are sold in more than 180 countries primarily through retail operations including mass merchandisers, grocery stores, membership club stores, drug stores, department stores, salons and high-frequency stores. We have on-the-ground operations in approximately 80 countries.
Basis of Presentation
The Consolidated Financial Statements include the Company and its controlled subsidiaries. Intercompany transactions are eliminated.
Use of Estimates
Preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) requires management to make estimates and assumptions that affect the amounts reported in the Consolidated Financial Statements and accompanying disclosures. These estimates are based on management's best knowledge of current events and actions the Company may undertake in the future. Estimates are used in accounting for, among other items, consumer and trade promotion accruals, pensions, post-employment benefits, stock options, valuation of acquired intangible assets, useful lives for depreciation and amortization of long-lived assets, future cash flows associated with impairment testing for goodwill, indefinite-lived intangible assets and other long-lived assets, deferred tax assets, uncertain income tax positions and contingencies. Actual results may ultimately differ from estimates, although management does not generally believe such differences would materially affect the financial statements in any individual year. However, in regard to ongoing impairment testing of goodwill and indefinite-lived intangible assets, significant deterioration in future cash flow projections or other assumptions used in valuation models, versus those anticipated at the time of the valuations, could result in impairment charges that may materially affect the financial statements in a given year.
Revenue Recognition
Sales are recognized when revenue is realized or realizable and has been earned. Revenue transactions represent sales of inventory. The revenue recorded is presented net of sales and other taxes we collect on behalf of governmental authorities. The revenue includes shipping and handling costs, which generally are included in the list price to the customer. Our policy is to recognize revenue when title to the product, ownership and risk of loss transfer to the customer, which can be on the date of shipment or the date of receipt by the customer. A provision for payment discounts and product return allowances is recorded as a reduction of sales in the same period that the revenue is recognized.
Trade promotions, consisting primarily of customer pricing allowances, merchandising funds and consumer coupons, are offered through various programs to customers and consumers. Sales are recorded net of trade promotion spending, which is recognized as incurred, generally at the time of the sale. Most of these arrangements have terms of approximately one year. Accruals for expected payouts under these programs are included as accrued marketing and promotion in the accrued and other liabilities line item in the Consolidated Balance Sheets.
Cost of Products Sold
Cost of products sold is primarily comprised of direct materials and supplies consumed in the manufacture of product, as well as manufacturing labor, depreciation expense and direct overhead expense necessary to acquire and convert the purchased materials and supplies into finished product. Cost of products sold also includes the cost to distribute products to customers, inbound freight costs, internal transfer costs, warehousing costs and other shipping and handling activity.
Selling, General and Administrative Expense
Selling, general and administrative expense (SG&A) is primarily comprised of marketing expenses, selling expenses, research and development costs, administrative and other indirect overhead costs, depreciation and amortization expense on non-manufacturing assets and other miscellaneous operating items. Research and development costs are charged to expense as incurred and were $2,001 in 2011, $1,950 in 2010 and $1,864 in 2009. Advertising costs, charged to expense as incurred, include worldwide television, print, radio, internet and in-store advertising expenses and were $9,315 in 2011, $8,576 in 2010 and $7,519 in 2009. Non-advertising related components of the Company's total marketing spending include costs associated with consumer promotions, product sampling and sales aids, all of which are included in SG&A, as well as coupons and customer trade funds, which are recorded as reductions to net sales.
Other Non-Operating Income/(Expense), Net
Other non-operating income/(expense), net, primarily includes net divestiture gains, interest and investment income.
Currency Translation
Financial statements of operating subsidiaries outside the United States of America (U.S.) generally are measured using the local currency as the functional currency. Adjustments to translate those statements into U.S. dollars are recorded in other comprehensive income (OCI). Currency translation adjustments in accumulated OCI were a gain of $5,632 at June 30, 2011 and a loss of $861 at June 30, 2010. For subsidiaries operating in highly inflationary economies, the U.S. dollar is the functional currency. Remeasurement adjustments for financial statements in highly inflationary economies and other transactional exchange gains and losses are reflected in earnings.

Cash Flow Presentation
The Consolidated Statements of Cash Flows are prepared using the indirect method, which reconciles net earnings to cash flow from operating activities. The reconciliation adjustments include the removal of timing differences between the occurrence of operating receipts and payments and their recognition in net earnings. The adjustments also remove cash flows arising from investing and financing activities, which are presented separately from operating activities. Cash flows from foreign currency transactions and operations are translated at an average exchange rate for the period. Cash flows from hedging activities are included in the same category as the items being hedged. Cash flows from derivative instruments designated as net investment hedges are classified as financing activities. Realized gains and losses from non-qualifying derivative instruments used to hedge currency exposures resulting from intercompany financing transactions are also classified as financing activities. Cash flows from other derivative instruments used to manage interest, commodity or other currency exposures are classified as operating activities. Cash payments related to income taxes are classified as operating activities.
Cash Equivalents
Highly liquid investments with remaining stated maturities of three months or less when purchased are considered cash equivalents and recorded at cost.
Investments
Investment securities consist of readily marketable debt and equity securities. Unrealized gains or losses are charged to earnings for investments classified as trading. Unrealized gains or losses on securities classified as available-for-sale are generally recorded in shareholders' equity. If an available-for-sale security is other than temporarily impaired, the loss is charged to either earnings or shareholders' equity depending on our intent and ability to retain the security until we recover the full cost basis and the extent of the loss attributable to the creditworthiness of the issuer. Investments in certain companies over which we exert significant influence, but do not control the financial and operating decisions, are accounted for as equity method investments. Other investments that are not controlled, and over which we do not have the ability to exercise significant influence, are accounted for under the cost method. Both equity and cost method investments are included as other noncurrent assets in the Consolidated Balance Sheets.
Inventory Valuation
Inventories are valued at the lower of cost or market value. Product-related inventories are primarily maintained on the first-in, first-out method. Minor amounts of product inventories, including certain cosmetics and commodities, are maintained on the last-in, first-out method. The cost of spare part inventories is maintained using the average cost method.
Property, Plant and Equipment
Property, plant and equipment is recorded at cost reduced by accumulated depreciation. Depreciation expense is recognized over the assets' estimated useful lives using the straight-line method. Machinery and equipment includes office furniture and fixtures (15-year life), computer equipment and capitalized software (3- to 5-year lives) and manufacturing equipment (3- to 20-year lives). Buildings are depreciated over an estimated useful life of 40 years. Estimated useful lives are periodically reviewed and, when appropriate, changes are made prospectively. When certain events or changes in operating conditions occur, asset lives may be adjusted and an impairment assessment may be performed on the recoverability of the carrying amounts.
Goodwill and Other Intangible Assets
Goodwill and indefinite-lived brands are not amortized, but are evaluated for impairment annually or when indicators of a potential impairment are present. Our impairment testing of goodwill is performed separately from our impairment testing of indefinite-lived intangibles. The annual evaluation for impairment of goodwill and indefinite-lived intangibles is based on valuation models that incorporate assumptions and internal projections of expected future cash flows and operating plans. We believe such assumptions are also comparable to those that would be used by other marketplace participants.
We have acquired brands that have been determined to have indefinite lives due to the nature of our business. We evaluate a number of factors to determine whether an indefinite life is appropriate, including the competitive environment, market share, brand history, product life cycles, operating plans and the macroeconomic environment of the countries in which the brands are sold. When certain events or changes in operating conditions occur, an impairment assessment is performed and indefinite-lived brands may be adjusted to a determinable life.
The cost of intangible assets with determinable useful lives is amortized to reflect the pattern of economic benefits consumed, either on a straight-line or accelerated basis over the estimated periods benefited. Patents, technology and other intangibles with contractual terms are generally amortized over their respective legal or contractual lives. Customer relationships, brands and other non-contractual intangible assets with determinable lives are amortized over periods generally ranging from 5 to 30 years. When certain events or changes in operating conditions occur, an impairment assessment is performed and lives of intangible assets with determinable lives may be adjusted.

Fair Values of Financial Instruments
Certain financial instruments are required to be recorded at fair value. Changes in assumptions or estimation methods could affect the fair value estimates; however, we do not believe any such changes would have a material impact on our financial condition, results of operations or cash flows. Other financial instruments, including cash equivalents, other investments and short-term debt, are recorded at cost, which approximates fair value. The fair values of long-term debt and financial instruments are disclosed in Note 4 and Note 5, respectively.
New Accounting Pronouncements and Policies
Other than as described below, no new accounting pronouncement issued or effective during the fiscal year has had or is expected to have a material impact on the Consolidated Financial Statements.
DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS
AND HEDGING ACTIVITIES
On January 1, 2009, we adopted new accounting guidance on disclosures about derivative instruments and hedging activities. The new guidance impacted disclosures only and requires additional qualitative and quantitative information on the use of derivatives and their impact on an entity's financial position, results of operations and cash flows. Refer to Note 5 for additional information regarding our risk management activities, including derivative instruments and hedging activities.
BUSINESS COMBINATIONS
On July 1, 2009, we adopted new accounting guidance on business combinations. The new guidance revised the method of accounting for a number of aspects of business combinations including acquisition costs, contingencies (including contingent assets, contingent liabilities and contingent purchase price) and post-acquisition exit activities of acquired businesses. The adoption of the new guidance did not have a material effect on our financial position, results of operations or cash flows.
NONCONTROLLING INTERESTS IN
CONSOLIDATED FINANCIAL STATEMENTS
On July 1, 2009, we adopted new accounting guidance on noncontrolling interests in consolidated financial statements. The new accounting guidance requires that a noncontrolling interest in the equity of a subsidiary be accounted for and reported as equity, provides revised guidance on the treatment of net income and losses attributable to the noncontrolling interest and changes in ownership interests in a subsidiary and requires additional disclosures that identify and distinguish between the interests of the controlling and noncontrolling owners. The Company's retrospective adoption of the new guidance on July 1, 2009, did not have a material effect on our financial position, results of operations or cash flows.

We subsequently revised our Consolidated Statements of Earnings to present separately the net expense for earnings attributable to noncontrolling interests. As previously disclosed, this net expense was not historically presented separately in the Consolidated Statements of Earnings due to immateriality, but was reflected within other non-operating income/(expense). The historical Consolidated Statements of Earnings has been revised to conform to the new presentation, with a corresponding change to the "net earnings" line item in the Consolidated Statements of Cash Flows. This change did not impact our historically reported net earnings attributable to Procter & Gamble or the historical basic or diluted net earnings per share balances, nor did it impact total operating cash flows. However, it did impact certain amounts within those statements. The amount reclassified to net earnings attributable to noncontrolling interests was $130 in 2011, $110 in 2010 and $86 in 2009, with an offsetting impact on other non-operating income/(expense) within the Consolidated Statements of Earnings and on "changes in other operating assets and liabilities" within Operating Activities of the Consolidated Statements of Cash Flows. In connection with this change, we also made a change to prior year Consolidated Statement of Cash Flow amounts to appropriately classify dividends paid to noncontrolling interests. Such dividends have historically been included in “changes in other operating assets and liabilities” within Operating Activities of the Consolidated Statements of Cash Flows. These dividend payments ($99, $59 and $64 for 2011, 2010 and 2009, respectively) have been reclassified to “impact of stock options and other” within Financing Activities of the Consolidated Statements of Cash Flows. The above changes were made in order to provide additional transparency related to noncontrolling interests by segregating them from the ongoing operating activities attributable to shareholders of the company.

GOODWILL AND INTANGIBLE ASSETS	12 Months Ended
Jun. 30, 2011
Notes to Financial Statements [Abstract]
GOODWILL AND INTANGIBLE ASSETS
GOODWILL AND INTANGIBLE ASSETS
The change in the net carrying amount of goodwill by reportable segment was as follows:

	Beauty	Grooming	Health Care	Snacks and Pet Care	Fabric Care and Home Care	Baby Care and Family Care	Corporate	Total Company
GOODWILL at JUNE 30, 2009	$17,663	$22,396	$8,404	$2,055	$4,408	$1,586	$—	$56,512
Acquisitions and divestitures	16	(33)	(249)	154	(6)	(1)	298	179
Translation and other	(1,048)	(1,035)	(296)	(6)	(154)	(140)	—	(2,679)
GOODWILL at JUNE 30, 2010	16,631	21,328	7,859	2,203	4,248	1,445	298	54,012
Acquisitions and divestitures	(7)	(7)	(7)	15	100	(1)	11	104
Translation and other	1,415	1,329	327	25	241	109	—	3,446
GOODWILL at JUNE 30, 2011	18,039	22,650	8,179	2,243	4,589	1,553	309	57,562

The increase in goodwill during fiscal 2011 was primarily due to currency translation across all reportable segments and the acquisition of Ambi Pur in our Fabric Care and Home Care reportable segment. The decrease in goodwill during fiscal 2010 was primarily due to currency translation across all reportable segments and the divestiture of the global pharmaceuticals business partially offset by the acquisitions of MDVIP, a physicians' network focused on preventative medicine, and Natura, a leading producer and distributor of branded premium natural pet foods.
Identifiable intangible assets were comprised of:

	2011		2010
June 30	Gross Carrying Amount	Accumulated Amortization	Gross Carrying Amount	Accumulated Amortization
INTANGIBLE ASSETS WITH DETERMINABLE LIVES
Brands	$3,392	$1,553	$3,284	$1,318
Patents and technology	3,195	1,840	3,140	1,575
Customer relationships	2,121	602	1,947	460
Other	335	217	304	205
TOTAL	9,043	4,212	8,675	3,558

BRANDS WITH INDEFINITE LIVES	27,789	—	26,519	—
TOTAL	36,832	4,212	35,194	3,558

The amortization of intangible assets was as follows:

Years ended June 30	2011	2010	2009
Intangible asset amortization	$546	$601	$648

Estimated amortization expense over the next five years is as follows:

Years ended June 30	2012	2013	2014	2015	2016
Estimated amortization expense	$499	$454	$393	$354	$324
Such estimates do not reflect the impact of future foreign exchange rate changes.

SUPPLEMENTAL FINANCIAL INFORMATION	12 Months Ended
Jun. 30, 2011
Notes to Financial Statements [Abstract]
SUPPLEMENTAL FINANCIAL INFORMATION
SUPPLEMENTAL FINANCIAL INFORMATION
Selected components of current and noncurrent liabilities were as follows:

June 30	2011	2010
ACCRUED AND OTHER LIABILITIES - CURRENT
Marketing and promotion	$3,058	$2,857
Compensation expenses	1,874	1,822
Taxes payable	786	622
Legal and environmental	885	500
Other	2,687	2,758
TOTAL	9,290	8,559

OTHER NONCURRENT LIABILITIES
Pension benefits	$4,388	$4,701
Other postretirement benefits	1,887	1,915
Uncertain tax positions	2,326	2,381
Other	1,356	1,192
TOTAL	9,957	10,189

SHORT-TERM AND LONG-TERM DEBT	12 Months Ended
Jun. 30, 2011
Notes to Financial Statements [Abstract]
SHORT-TERM AND LONG-TERM DEBT
SHORT-TERM AND LONG-TERM DEBT

June 30	2011	2010
DEBT DUE WITHIN ONE YEAR
Current portion of long-term debt	$2,994	$564
Commercial paper	6,950	7,838
Other	37	70
TOTAL	9,981	8,472

Short-term weighted average interest rates(1)	0.9%	0.4%

(1)	Weighted average short-term interest rates include the effects of interest rate swaps discussed in Note 5.

June 30	2011	2010
LONG-TERM DEBT
1.35% USD note due August 2011	$1,000	$1,000
4.88% EUR note due October 2011	1,451	1,221
1.38% USD note due August 2012	1,250	1,250
Floating rate note due November 2012	500	—
3.38% EUR note due December 2012	2,031	1,710
4.50% EUR note due May 2014	2,176	1,832
4.95% USD note due August 2014	900	900
3.50% USD note due February 2015	750	750
0.95% JPY note due May 2015	1,243	1,129
3.15% USD note due September 2015	500	500
1.80% USD note due November 2015	1,000	—
4.85% USD note due December 2015	700	700
5.13% EUR note due October 2017	1,596	1,344
4.70% USD note due February 2019	1,250	1,250
4.13% EUR note due December 2020	871	733
9.36% ESOP debentures due 2011-2021(1)	808	854
4.88% EUR note due May 2027	1,451	1,221
6.25% GBP note due January 2030	805	753
5.50% USD note due February 2034	500	500
5.80% USD note due August 2034	600	600
5.55% USD note due March 2037	1,400	1,400
Capital lease obligations	407	401
All other long-term debt	1,838	1,876
Current portion of long-term debt	(2,994)	(564)
TOTAL	22,033	21,360

Fair value of long-term debt	23,418	23,072
Long-term weighted average interest rates(2)	3.4%	3.6%

(1)	Debt issued by the ESOP is guaranteed by the Company and must be recorded as debt of the Company as discussed in Note 8.

(2)	Weighted average long-term interest rates include the effects of interest rate swaps and net investment hedges discussed in Note 5.
Long-term debt maturities during the next five years are as follows:

June 30	2012	2013	2014	2015	2016
Debt maturities	$2,994	$3,839	$2,229	$3,021	$2,300

The Procter & Gamble Company fully and unconditionally guarantees the registered debt and securities issued by its 100% owned finance subsidiaries.

RISK MANAGEMENT ACTIVITIES AND FAIR VALUE MEASUREMENTS	12 Months Ended
Jun. 30, 2011
Notes to Financial Statements [Abstract]
RISK MANAGEMENT ACTIVITIES AND FAIR VALUE MEASUREMENTS
RISK MANAGEMENT ACTIVITIES AND FAIR VALUE MEASUREMENTS
As a multinational company with diverse product offerings, we are exposed to market risks, such as changes in interest rates, currency exchange rates and commodity prices. We evaluate exposures on a centralized basis to take advantage of natural exposure correlation and netting. To the extent we choose to manage volatility associated with the net exposures, we enter into various financial transactions which we account for using the applicable accounting guidance for derivative instruments and hedging activities. These financial transactions are governed by our policies covering acceptable counterparty exposure, instrument types and other hedging practices.
At inception, we formally designate and document qualifying instruments as hedges of underlying exposures. We formally assess, at inception and at least quarterly, whether the financial instruments used in hedging transactions are effective at offsetting changes in either the fair value or cash flows of the related underlying exposure. Fluctuations in the value of these instruments generally are offset by changes in the value or cash flows of the underlying exposures being hedged. This offset is driven by the high degree of effectiveness between the exposure being hedged and the hedging instrument. The ineffective portion of a change in the fair value of a qualifying instrument is immediately recognized in earnings. The amount of ineffectiveness recognized is immaterial for all years presented.
Credit Risk Management
We have counterparty credit guidelines and generally enter into transactions with investment grade financial institutions. Counterparty exposures are monitored daily and downgrades in counterparty credit ratings are reviewed on a timely basis. Credit risk arising from the inability of a counterparty to meet the terms of our financial instrument contracts generally is limited to the amounts, if any, by which the counterparty's obligations to us exceed our obligations to the counterparty. We have not incurred, and do not expect to incur, material credit losses on our risk management or other financial instruments.
Certain of the Company's financial instruments used in hedging transactions are governed by industry standard netting agreements with counterparties. If the Company's credit rating were to fall below the levels stipulated in the agreements, the counterparties could demand either collateralization or termination of the arrangement. The aggregate fair value of the instruments covered by these contractual features that are in a net liability position as of June 30, 2011, was $143. The Company has never been required to post collateral as a result of these contractual features.

Interest Rate Risk Management
Our policy is to manage interest cost using a mixture of fixed-rate and variable-rate debt. To manage this risk in a cost-efficient manner, we enter into interest rate swaps whereby we agree to exchange with the counterparty, at specified intervals, the difference between fixed and variable interest amounts calculated by reference to a notional amount.
Interest rate swaps that meet specific accounting criteria are accounted for as fair value or cash flow hedges. For fair value hedges, the changes in the fair value of both the hedging instruments and the underlying debt obligations are immediately recognized in interest expense. For cash flow hedges, the effective portion of the changes in fair value of the hedging instrument is reported in OCI and reclassified into interest expense over the life of the underlying debt. The ineffective portion for both cash flow and fair value hedges, which is not material for any year presented, is immediately recognized in earnings.
Foreign Currency Risk Management
We manufacture and sell our products and finance operations in a number of countries throughout the world and, as a result, are exposed to movements in foreign currency exchange rates. The purpose of our foreign currency hedging program is to manage the volatility associated with short-term changes in exchange rates.
To manage this exchange rate risk, we have historically utilized a combination of forward contracts, options and currency swaps. As of June 30, 2011, we had currency swaps with maturities up to five years, which are intended to offset the effect of exchange rate fluctuations on intercompany loans denominated in foreign currencies. These swaps are accounted for as cash flow hedges. The effective portion of the changes in fair value of these instruments is reported in OCI and reclassified into earnings in the same financial statement line item and in the same period or periods during which the related hedged transactions affect earnings. The ineffective portion, which is not material for any year presented, is immediately recognized in earnings.
The change in value of certain non-qualifying instruments used to manage foreign exchange exposure of intercompany financing transactions and certain balance sheet items subject to revaluation is immediately recognized in earnings, substantially offsetting the foreign currency mark-to-market impact of the related exposure.
Net Investment Hedging
We hedge certain net investment positions in foreign subsidiaries. To accomplish this, we either borrow directly in foreign currencies and designate all or a portion of foreign currency debt as a hedge of the applicable net investment position or enter into foreign currency swaps that are designated as hedges of our related foreign net investments. Changes in the fair value of these instruments are immediately recognized in OCI to offset the change in the value of the net investment being hedged. Currency effects of these hedges reflected in OCI were an after-tax loss of $1,176 and an after-tax gain of $789 in 2011 and 2010, respectively. Accumulated net balances were after-tax losses of $4,446 and $3,270 as of June 30, 2011 and 2010, respectively.
Commodity Risk Management
Certain raw materials used in our products or production processes are subject to price volatility caused by weather, supply conditions, political and economic variables and other unpredictable factors. To manage the volatility related to anticipated purchases of certain of these materials, we may, on a limited basis, use futures and options with maturities generally less than one year and swap contracts with maturities up to five years. These market instruments generally are designated as cash flow hedges. The effective portion of the changes in fair value for these instruments is reported in OCI and reclassified into earnings in the same financial statement line item and in the same period or periods during which the hedged transactions affect earnings. The ineffective and non-qualifying portions, which are not material for any year presented, are immediately recognized in earnings.
Insurance
We self-insure for most insurable risks. However, we purchase insurance for Directors and Officers Liability and certain other coverage in situations where it is required by law, by contract or deemed to be in the best interest of the Company.
Fair Value Hierarchy
Accounting guidance on fair value measurements for certain financial assets and liabilities requires that financial assets and liabilities carried at fair value be classified and disclosed in one of the following three categories:

Level 1:    Quoted market prices in active markets for identical assets or liabilities.
Level 2:    Observable market-based inputs or unobservable inputs that are corroborated by market data.
Level 3:    Unobservable inputs reflecting the reporting entity's own assumptions or external inputs from inactive markets.
When applying fair value principles in the valuation of assets and liabilities, we are required to maximize the use of quoted market prices and minimize the use of unobservable inputs. We calculate the fair value of our Level 1 and Level 2 instruments based on the exchange traded price of similar or identical instruments where available or based on other observable inputs. The fair value of our Level 3 instruments is calculated as the net present value of expected cash flows based on externally provided or obtained inputs. Certain Level 3 assets may also be based on sales prices of similar assets. Our fair value calculations take into consideration the credit risk of both the Company and our counterparties. The Company has not changed its valuation techniques used in measuring the fair value of any financial assets and liabilities during the year.

The following table sets forth the Company's financial assets and liabilities as of June 30, 2011 and 2010 that were measured at fair value on a recurring basis during the period, segregated by level within the fair value hierarchy:

	Level 1		Level 2		Level 3		Total
June 30	2011	2010	2011	2010	2011	2010	2011	2010
ASSETS AT FAIR VALUE:
Investment securities	$16	$12	$—	$—	$23	$45	$39	$57
Derivatives relating to:
Foreign currency hedges	—	—	1	—	—	—	1	—
Other foreign currency instruments(1)	—	—	182	81	—	—	182	81
Interest rates	—	—	163	191	—	—	163	191
Net investment hedges	—	—	—	14	—	—	—	14
Commodities	—	—	4	10	—	—	4	10
TOTAL ASSETS AT FAIR VALUE(2)	16	12	350	296	23	45	389	353

LIABILITIES AT FAIR VALUE:
Derivatives relating to:
Foreign currency hedges	—	—	119	177	—	—	119	177
Other foreign currency instruments(1)	—	—	43	175	—	—	43	175
Net investment hedges	—	—	138	23	—	—	138	23
Commodities	—	—	1	—	—	—	1	—
TOTAL LIABILITIES AT FAIR VALUE(3)	—	—	301	375	—	—	301	375

(1)	Other foreign currency instruments are comprised of foreign currency financial instruments that do not qualify as hedges.

(2)	Investment securities are presented in other noncurrent assets and all derivative assets are presented in prepaid expenses and other current assets or other noncurrent assets.

(3)	All liabilities are presented in accrued and other liabilities or other noncurrent liabilities.

The Company recognizes transfers between levels within the fair value hierarchy, if any, at the end of each quarter. There was no significant activity within the Level 3 financial assets and liabilities during the years presented. There were no significant assets or liabilities that were re-measured at fair value on a non-recurring basis during the years ended June 30, 2011 and 2010.

Disclosures about Derivative Instruments
The notional amounts and fair values of qualifying and non-qualifying financial instruments used in hedging transactions as of June 30, 2011 and 2010 are as follows:

	Notional Amount		Fair Value Asset/(Liability)
June 30	2011	2010	2011	2010
DERIVATIVES IN CASH FLOW HEDGING RELATIONSHIPS
Interest rate contracts	$—	$—	$—	$—
Foreign currency contracts	831	690	(118)	(177)
Commodity contracts	16	43	4	10
TOTAL	847	733	(114)	(167)

DERIVATIVES IN FAIR VALUE HEDGING RELATIONSHIPS
Interest rate contracts	10,308	7,942	163	191

DERIVATIVES IN NET INVESTMENT HEDGING RELATIONSHIPS
Net investment hedges	1,540	1,586	(138)	(9)

DERIVATIVES NOT DESIGNATED AS HEDGING INSTRUMENTS
Foreign currency contracts	14,957	11,845	139	(94)
Commodity contracts	39	19	(1)	—
TOTAL	14,996	11,864	138	(94)
The total notional amount of contracts outstanding at the end of the period is indicative of the level of the Company's derivative activity during the period.

	Amount of Gain/(Loss) Recognized in Accumulated OCI on Derivatives (Effective Portion)
June 30	2011	2010
DERIVATIVES IN CASH FLOW HEDGING RELATIONSHIPS
Interest rate contracts	$15	$19
Foreign currency contracts	32	23
Commodity contracts	3	11
TOTAL	50	53

DERIVATIVES IN NET INVESTMENT HEDGING RELATIONSHIPS
Net investment hedges	(88)	(8)

The effective portion of gains and losses on derivative instruments that was recognized in other comprehensive income during the years ended June 30, 2011 and 2010 is not material. During the next 12 months, the amount of the June 30, 2011, accumulated OCI balance that will be reclassified to earnings is expected to be immaterial.
The amounts of gains and losses on qualifying and non-qualifying financial instruments used in hedging transactions for the years ended June 30, 2011 and 2010 are as follows:

	Amount of Gain/(Loss) Reclassified from Accumulated OCI into Income(1)
Years ended June 30	2011	2010
DERIVATIVES IN CASH FLOW HEDGING RELATIONSHIPS
Interest rate contracts	$7	$(8)
Foreign currency contracts	(77)	(48)
Commodity contracts	20	(76)
TOTAL	(50)	(132)

	Amount of Gain/(Loss) Recognized in Income
Years ended June 30	2011	2010
DERIVATIVES IN FAIR VALUE HEDGING RELATIONSHIPS(2)
Interest rate contracts	$(28)	$191
Debt	31	(196)
TOTAL	3	(5)

DERIVATIVES IN NET INVESTMENT HEDGING RELATIONSHIPS(2)
Net investment hedges	—	3

DERIVATIVES NOT DESIGNATED AS HEDGING INSTRUMENTS(3)
Foreign currency contracts(4)	1,359	(814)
Commodity contracts	3	1
TOTAL	1,362	(813)

(1)
The gain or loss on the effective portion of cash flow hedging relationships is reclassified from accumulated OCI into net income in the same period during which the related item affects earnings. Such amounts are included in the Consolidated Statements of Earnings as follows: interest rate contracts in interest expense, foreign currency contracts in selling, general and administrative and interest expense, and commodity contracts in cost of products sold.

(2)	The gain or loss on the ineffective portion of interest rate contracts and net investment hedges, if any, is included in the Consolidated Statements of Earnings in interest expense.

(3)
The gain or loss on contracts not designated as hedging instruments is included in the Consolidated Statements of Earnings as follows: foreign currency contracts in selling, general and administrative expense and commodity contracts in cost of products sold.

(4)	The gain or loss on non-qualifying foreign currency contracts substantially offsets the foreign currency mark-to-market impact of the related exposure.

EARNINGS PER SHARE	12 Months Ended
Jun. 30, 2011
Notes to Financial Statements [Abstract]
EARNINGS PER SHARE
EARNINGS PER SHARE
Net earnings attributable to Procter & Gamble less preferred dividends (net of related tax benefits) are divided by the weighted average number of common shares outstanding during the year to calculate basic net earnings per common share. Diluted net earnings per common share are calculated to give effect to stock options and other stock-based awards (see Note 7) and assume conversion of preferred stock (see Note 8).
Net earnings attributable to Procter & Gamble and common shares used to calculate basic and diluted net earnings per share were as follows:

Years ended June 30	2011	2010	2009
NET EARNINGS FROM CONTINUING OPERATIONS(1)	$11,797	$10,946	$10,680
Preferred dividends, net of tax benefit	(233)	(219)	(192)
NET EARNINGS FROM CONTINUING OPERATIONS AVAILABLE TO COMMON SHAREHOLDERS(1)	11,564	10,727	10,488
Preferred dividends, net of tax benefit	233	219	192
DILUTED NET EARNINGS FROM CONTINUING OPERATIONS(1)	11,797	10,946	10,680
Net earnings from discontinued operations	—	1,790	2,756
NET EARNINGS(1)	11,797	12,736	13,436

Shares in millions; Years ended June 30	2011	2010	2009
Basic weighted average common shares outstanding	2,804.0	2,900.8	2,952.2
Effect of dilutive securities
Conversion of preferred shares(2)	128.5	134.0	139.2
Exercise of stock options and other unvested equity awards(3)	69.4	64.5	62.7
DILUTED WEIGHTED AVERAGE COMMON SHARES OUTSTANDING	3,001.9	3,099.3	3,154.1

(1)	Net earnings per share are calculated on net earnings attributable to Procter & Gamble.

(2)	Despite being included currently in diluted net earnings per common share, the actual conversion to common stock occurs pursuant to the repayment of the ESOPs' obligations through 2035.

(3)
Approximately 93 million in 2011, 101 million in 2010 and 92 million in 2009 of the Company's outstanding stock options were not included in the diluted net earnings per share calculation because the options were out of the money or to do so would have been antidilutive (i.e., the total proceeds upon exercise would have exceeded the market value of the underlying common shares).

STOCK-BASED COMPENSATION	12 Months Ended
Jun. 30, 2011
Notes to Financial Statements [Abstract]
STOCK-BASED COMPENSATION
STOCK-BASED COMPENSATION
We have stock-based compensation plans under which we annually grant stock option, restricted stock, restricted stock unit (RSU) and performance stock unit (PSU) awards to key managers and directors. Exercise prices on options granted have been, and continue to be, set equal to the market price of the underlying shares on the date of the grant. Since September 2002, the key manager stock option awards granted are vested after three years and have a 10-year life. The key manager stock option awards granted from July 1998 through August 2002 vested after three years and have a 15-year life. Key managers can elect to receive up to 50% of the value of their option award in RSUs. Key manager RSUs are vested and settled in shares of common stock five years from the grant date. The awards provided to the Company's directors are in the form of restricted stock and RSUs. In addition to our key manager and director grants, we make other minor stock option and RSU grants to employees for which the terms are not substantially different. In 2011, we implemented a performance stock program (PSP) and granted PSUs to senior level executives. Under this program, the number of PSUs that will vest three years after the respective grant date is based on the Company's performance relative to pre-established performance goals during that three year period.
A total of 180 million shares of common stock were authorized for issuance under stock-based compensation plans approved by shareholders in 2003 and 2009. The number of shares available for award under the 2009 plan includes the shares previously authorized but not awarded under the shareholder approved plan in 2001 and the shares available for issuance under a plan approved by Gillette shareholders in 2004. A total of 122 million shares remain available for grant under the 2003 and 2009 plans.
Total stock-based compensation expense for stock option grants was $358, $417 and $460 for 2011, 2010 and 2009, respectively. Total compensation cost for restricted stock, RSUs and PSUs was $56, $36 and $56 in 2011, 2010 and 2009, respectively. The total income tax benefit recognized in the income statement for stock options, restricted stock, RSUs and PSUs was $117, $118 and $137 in 2011, 2010 and 2009, respectively.
In calculating the compensation expense for stock options granted, we utilize a binomial lattice-based valuation model. Assumptions utilized in the model, which are evaluated and revised, as necessary, to reflect market conditions and experience, were as follows:

Years ended June 30	2011	2010	2009
Interest rate	0.3-3.7%	0.3-4.0%	0.7-3.8%
Weighted average interest rate	3.4%	3.7%	3.6%
Dividend yield	2.4%	2.2%	2.0%
Expected volatility	14-18%	15-20%	18-34%
Weighted average volatility	16%	18%	21%
Expected life in years	8.8	8.8	8.7

Lattice-based option valuation models incorporate ranges of assumptions for inputs and those ranges are disclosed in the preceding table. Expected volatilities are based on a combination of historical volatility of our stock and implied volatilities of call options on our stock. We use historical data to estimate option exercise and employee termination patterns within the valuation model. The expected life of options granted is derived from the output of the option valuation model and represents the average period of time that options granted are expected to be outstanding. The interest rate for periods within the contractual life of the options is based on the U.S. Treasury yield curve in effect at the time of grant.
A summary of options outstanding under the plans as of June 30, 2011, and activity during the year then ended is presented below:

Options in thousands	Options	Weighted Avg. Exercise Price	Weighted Avg. Remaining Contractual Life in Years	Aggregate Intrinsic Value (in millions)
Outstanding, beginning of year	364,971	$50.16
Granted	29,141	62.85
Exercised	(29,065)	42.55
Canceled	(1,873)	57.81
OUTSTANDING, END OF YEAR	363,174	51.75	5.3	$4,398
EXERCISABLE	271,096	49.69	4.2	3,837

The weighted average grant-date fair value of options granted was $11.09, $13.47 and $11.67 per share in 2011, 2010 and 2009, respectively. The total intrinsic value of options exercised was $628, $342 and $434 in 2011, 2010 and 2009, respectively. The total grant-date fair value of options that vested during 2011, 2010 and 2009 was $445, $563 and $537, respectively. We have no specific policy to repurchase common shares to mitigate the dilutive impact of options; however, we have historically made adequate discretionary purchases, based on cash availability, market trends and other factors, to satisfy stock option exercise activity.
At June 30, 2011, there was $372 of compensation cost that has not yet been recognized related to stock option grants. That cost is expected to be recognized over a remaining weighted average period of 1.8 years. At June 30, 2011, there was $98 of compensation cost that has not yet been recognized related to restricted stock, RSUs and PSUs. That cost is expected to be recognized over a remaining weighted average period of 3.0 years.
Cash received from options exercised was $1,237, $703 and $639 in 2011, 2010 and 2009, respectively. The actual tax benefit realized for the tax deductions from option exercises totaled $188, $89 and $146 in 2011, 2010 and 2009, respectively.

POSTRETIREMENT BENEFITS AND EMPLOYEE STOCK OWNERSHIP PLAN	12 Months Ended
Jun. 30, 2011
Notes to Financial Statements [Abstract]
POSTRETIREMENT BENEFITS AND EMPLOYEE STOCK OWNERSHIP PLAN
POSTRETIREMENT BENEFITS AND EMPLOYEE STOCK OWNERSHIP PLAN
We offer various postretirement benefits to our employees.
Defined Contribution Retirement Plans
We have defined contribution plans which cover the majority of our U.S. employees, as well as employees in certain other countries. These plans are fully funded. We generally make contributions to participants' accounts based on individual base salaries and years of service. Total global defined contribution expense was $347, $344 and $364 in 2011, 2010 and 2009, respectively.
The primary U.S. defined contribution plan (the U.S. DC plan) comprises the majority of the balances and expense for the Company's defined contribution plans. For the U.S. DC plan, the contribution rate is set annually. Total contributions for this plan approximated 15% of total participants' annual wages and salaries in 2011, 2010 and 2009.
We maintain The Procter & Gamble Profit Sharing Trust (Trust) and Employee Stock Ownership Plan (ESOP) to provide a portion of the funding for the U.S. DC plan and other retiree benefits. Operating details of the ESOP are provided at the end of this Note. The fair value of the ESOP Series A shares allocated to participants reduces our cash contribution required to fund the U.S. DC plan.
Defined Benefit Retirement Plans and Other Retiree Benefits
We offer defined benefit retirement pension plans to certain employees. These benefits relate primarily to local plans outside the U.S. and, to a lesser extent, plans assumed in previous acquisitions covering U.S. employees.
We also provide certain other retiree benefits, primarily health care and life insurance, for the majority of our U.S. employees who become eligible for these benefits when they meet minimum age and service requirements. Generally, the health care plans require cost sharing with retirees and pay a stated percentage of expenses, reduced by deductibles and other coverages. These benefits are primarily funded by ESOP Series B shares and certain other assets contributed by the Company.

Obligation and Funded Status. The following provides a reconciliation of benefit obligations, plan assets and funded status of these defined benefit plans:

	Pension Benefits(1)		Other Retiree Benefits(2)
Years ended June 30	2011	2010	2011	2010
CHANGE IN BENEFIT OBLIGATION
Benefit obligation at beginning of year(3)	$11,245	$10,016	$4,778	$3,928
Service cost	270	218	146	103
Interest cost	588	579	270	253
Participants' contributions	21	19	67	58
Amendments	93	66	7	—
Actuarial loss/(gain)	(633)	1,738	(235)	633
Acquisitions/(divestitures)	—	(13)	—	—
Curtailments and settlements	—	4	—	—
Special termination benefits	—	—	3	14
Currency translation and other	1,137	(798)	89	30
Benefit payments	(492)	(584)	(239)	(241)
BENEFIT OBLIGATION AT END OF YEAR(3)	12,229	11,245	4,886	4,778
CHANGE IN PLAN ASSETS
Fair value of plan assets at beginning of year	6,562	6,310	2,843	2,394
Actual return on plan assets	685	839	253	596
Acquisitions /(divestitures)	—	(6)	—	—
Employer contributions	555	439	29	22
Participants' contributions	21	19	67	58
Currency translation and other	631	(455)	2	—
ESOP debt impacts(4)	—	—	20	14
Benefit payments	(492)	(584)	(239)	(241)
FAIR VALUE OF PLAN ASSETS AT END OF YEAR	7,962	6,562	2,975	2,843
FUNDED STATUS	(4,267)	(4,683)	(1,911)	(1,935)

(1)	Primarily non-U.S.-based defined benefit retirement plans.

(2)	Primarily U.S.-based other postretirement benefit plans.

(3)	For the pension benefit plans, the benefit obligation is the projected benefit obligation. For other retiree benefit plans, the benefit obligation is the accumulated postretirement benefit obligation.

(4)	Represents the net impact of ESOP debt service requirements, which is netted against plan assets for other retiree benefits.

The underfunding of pension benefits is primarily a function of the different funding incentives that exist outside of the U.S. In certain countries, there are no legal requirements or financial incentives provided to companies to pre-fund pension obligations prior to their due date. In these instances, benefit payments are typically paid directly from the Company's cash as they become due.

	Pension Benefits		Other Retiree Benefits
Years ended June 30	2011	2010	2011	2010
CLASSIFICATION OF NET AMOUNT RECOGNIZED
Noncurrent assets	$168	$56	$—	$—
Current liability	(47)	(38)	(24)	(20)
Noncurrent liability	(4,388)	(4,701)	(1,887)	(1,915)
NET AMOUNT RECOGNIZED	(4,267)	(4,683)	(1,911)	(1,935)

AMOUNTS RECOGNIZED IN ACCUMULATED OTHER COMPREHENSIVE INCOME (AOCI)
Net actuarial loss	2,315	3,038	2,181	2,319
Prior service cost /(credit)	354	275	(92)	(119)
NET AMOUNTS RECOGNIZED IN AOCI	2,669	3,313	2,089	2,200

CHANGE IN PLAN ASSETS AND BENEFIT OBLIGATIONS RECOGNIZED IN ACCUMULATED OTHER COMPREHENSIVE INCOME (AOCI)
Net actuarial loss /(gain) - current year	(827)	1,343	(60)	491
Prior service cost - current year	93	66	7	—
Amortization of net actuarial loss	(154)	(91)	(96)	(20)
Amortization of prior service (cost) / credit	(18)	(15)	18	21
Settlement / curtailment cost	—	(3)	—	—
Currency translation and other	262	(190)	20	—
TOTAL CHANGE IN AOCI	(644)	1,110	(111)	492
NET AMOUNTS RECOGNIZED IN PERIODIC BENEFIT COST AND AOCI	(106)	1,579	(124)	349

The accumulated benefit obligation for all defined benefit retirement pension plans was $10,436 and $9,708 as of June 30, 2011 and 2010, respectively. Pension plans with accumulated benefit obligations in excess of plan assets and plans with projected benefit obligations in excess of plan assets consist of the following:

	Accumulated Benefit Obligation Exceeds the Fair Value of Plan Assets		Projected Benefit Obligation Exceeds the Fair Value of Plan Assets
June 30	2011	2010	2011	2010
Projected benefit obligation	$6,817	$10,577	$10,650	$11,059
Accumulated benefit obligation	5,923	9,194	8,940	9,531
Fair value of plan assets	2,845	5,900	6,214	6,320

Net Periodic Benefit Cost. Components of the net periodic benefit cost were as follows:

	Pension Benefits			Other Retiree Benefits
Years ended June 30	2011	2010	2009	2011	2010	2009
Service cost	$270	$218	$214	$146	$103	$91
Interest cost	588	579	551	270	253	243
Expected return on plan assets	(492)	(437)	(473)	(431)	(429)	(444)
Prior service cost /(credit) amortization	18	15	14	(18)	(21)	(23)
Net actuarial loss amortization	154	91	29	96	20	2
Curtailments, settlements and other	—	3	6	3	14	—
GROSS BENEFIT COST/(CREDIT)	538	469	341	66	(60)	(131)
Dividends on ESOP preferred stock	—	—	—	(79)	(83)	(86)
NET PERIODIC BENEFIT COST/(CREDIT)	538	469	341	(13)	(143)	(217)

Amounts expected to be amortized from accumulated OCI into net periodic benefit cost during the year ending June 30, 2012, are as follows:

	Pension Benefits	Other Retiree Benefits
Net actuarial loss	$105	$99
Prior service cost/(credit)	23	(20)

Assumptions. We determine our actuarial assumptions on an annual basis. These assumptions are weighted to reflect each country that may have an impact on the cost of providing retirement benefits. The weighted average assumptions for the defined benefit and other retiree benefit calculations, as well as assumed health care trend rates, were as follows:

	Pension Benefits		Other Retiree Benefits
Years ended June 30	2011	2010	2011	2010
ASSUMPTIONS USED TO DETERMINE BENEFIT OBLIGATIONS(1)
Discount rate	5.3%	5.0%	5.7%	5.4%
Rate of compensation increase	3.5%	3.5%	—	—
ASSUMPTIONS USED TO DETERMINE NET PERIODIC BENEFIT COST(2)
Discount rate	5.0%	6.0%	5.4%	6.4%
Expected return on plan assets	7.0%	7.1%	9.2%	9.1%
Rate of compensation increase	3.5%	3.7%	—	—
ASSUMED HEALTH CARE COST TREND RATES
Health care cost trend rates assumed for next year	—	—	8.5%	8.5%
Rate to which the health care cost trend rate is assumed to decline (ultimate trend rate)	—	—	5.0%	5.0%
Year that the rate reaches the ultimate trend rate	—	—	2018	2017

(1)	Determined as of end of year.

(2)	Determined as of beginning of year and adjusted for acquisitions.
Several factors are considered in developing the estimate for the long-term expected rate of return on plan assets. For the defined benefit retirement plans, these factors include historical rates of return of broad equity and bond indices and projected long-term rates of return obtained from pension investment consultants. The expected long-term rates of return for plan assets are 8 - 9% for equities and 5 - 6% for bonds. For other retiree benefit plans, the expected long-term rate of return reflects the fact that the assets are comprised primarily of Company stock. The expected rate of return on Company stock is based on the long-term projected return of 9.5% and reflects the historical pattern of favorable returns.
Assumed health care cost trend rates could have a significant effect on the amounts reported for the other retiree benefit plans. A one- percentage point change in assumed health care cost trend rates would have the following effects:

	One-Percentage Point Increase	One-Percentage Point Decrease
Effect on total of service and interest cost components	$79	$(61)
Effect on postretirement benefit obligation	681	(547)

Plan Assets. Our target asset allocation for the year ended June 30, 2011, and actual asset allocation by asset category as of June 30, 2011 and 2010, were as follows:

	Target Asset Allocation
Asset Category	Pension Benefits	Other Retiree Benefits
Cash	2%	2%
Debt securities	51%	8%
Equity securities	47%	90%
TOTAL	100%	100%

	Actual Asset Allocation at June 30
	Pension Benefits		Other Retiree Benefits
Asset Category	2011	2010	2011	2010
Cash	2%	4%	1%	—
Debt securities	52%	53%	8%	9%
Equity securities	46%	43%	91%	91%
TOTAL	100%	100%	100%	100%

The following table sets forth the fair value of the Company's plan assets as of June 30, 2011 segregated by level within the fair value hierarchy (refer to Note 5 for further discussion on the fair value hierarchy and fair value principles):

	Pension Benefits
	Level 1		Level 2		Level 3		Total
	2011	2010	2011	2010	2011	2010	2011	2010
ASSETS AT FAIR VALUE:
Cash and cash equivalents	$189	$238	$—	$—	$—	$—	$189	$238
Government bonds	68	62	—	—	—	—	68	62
Company stock	11	12	—	—	—	—	11	12
Common collective trust fund - equity	—	—	3,612	2,814	—	—	3,612	2,814
Common collective trust fund - fixed income	—	—	4,027	3,380	—	—	4,027	3,380
Other	—	—	—	—	55	56	55	56
TOTAL ASSETS AT FAIR VALUE	268	312	7,639	6,194	55	56	7,962	6,562

	Other Retiree Benefits
	Level 1		Level 2		Level 3		Total
	2011	2010	2011	2010	2011	2010	2011	2010
ASSETS AT FAIR VALUE:
Cash and cash equivalents	$43	$14	$—	$—	$—	$—	$43	$14
Company stock	—	—	2,655	2,535	—	—	2,655	2,535
Common collective trust fund - equity	—	—	41	43	—	—	41	43
Common collective trust fund - fixed income	—	—	232	249	—	—	232	249
Other	—	—	—	—	4	2	4	2
TOTAL ASSETS AT FAIR VALUE	43	14	2,928	2,827	4	2	2,975	2,843

There was no significant activity within the Level 3 pension and other retiree benefits plan assets during the years presented.
Our investment objective for defined benefit retirement plan assets is to meet the plans' benefit obligations, while minimizing the potential for future required Company plan contributions. The investment strategies focus on asset class diversification, liquidity to meet benefit payments and an appropriate balance of long-term investment return and risk. Target ranges for asset allocations are determined by matching the actuarial projections of the plans' future liabilities and benefit payments with expected long-term rates of return on the assets, taking into account investment return volatility and correlations across asset classes. Plan assets are diversified across several investment managers and are generally invested in liquid funds that are selected to track broad market equity and bond indices. Investment risk is carefully controlled with plan assets rebalanced to target allocations on a periodic basis and continual monitoring of investment managers' performance relative to the investment guidelines established with each investment manager.
Cash Flows. Management's best estimate of cash requirements for the defined benefit retirement plans and other retiree benefit plans for the year ending June 30, 2012, is approximately $391 and $25, respectively. For the defined benefit retirement plans, this is comprised of $146 in expected benefit payments from the Company directly to participants of unfunded plans and $245 of expected contributions to funded plans. For other retiree benefit plans, this is comprised of expected contributions that will be used directly for benefit payments. Expected contributions are dependent on many variables, including the variability of the market value of the plan assets as compared to the benefit obligation and other market or regulatory conditions. In addition, we take into consideration our business investment opportunities and resulting cash requirements. Accordingly, actual funding may differ significantly from current estimates.
Total benefit payments expected to be paid to participants, which include payments funded from the Company's assets, as discussed above, as well as payments from the plans, are as follows:

Years ending June 30	Pension Benefits	Other Retiree Benefits
EXPECTED BENEFIT PAYMENTS
2012	$534	$207
2013	535	225
2014	560	242
2015	573	259
2016	605	275
2017 - 2021	3,494	1,631

Employee Stock Ownership Plan
We maintain the ESOP to provide funding for certain employee benefits discussed in the preceding paragraphs.
The ESOP borrowed $1.0 billion in 1989 and the proceeds were used to purchase Series A ESOP Convertible Class A Preferred Stock to fund a portion of the U.S. DC plan. Principal and interest requirements of the borrowing were paid by the Trust from dividends on the preferred shares and from advances provided by the Company. The original borrowing of $1.0 billion has been repaid in full, and advances from the Company of $144 remain outstanding at June 30, 2011. Each share is convertible at the option of the holder into one share of the Company's common stock. The dividend for the current year was equal to the common stock dividend of $1.97 per share. The liquidation value is $6.82 per share.
In 1991, the ESOP borrowed an additional $1.0 billion. The proceeds were used to purchase Series B ESOP Convertible Class A Preferred Stock to fund a portion of retiree health care benefits. These shares, net of the ESOP's debt, are considered plan assets of the other retiree benefits plan discussed above. Debt service requirements are funded by preferred stock dividends, cash contributions and advances provided by the Company, of which $405 is outstanding at June 30, 2011. Each share is convertible at the option of the holder into one share of the Company's common stock. The dividend for the current year was equal to the common stock dividend of $1.97 per share. The liquidation value is $12.96 per share.
Our ESOP accounting practices are consistent with current ESOP accounting guidance, including the permissible continuation of certain provisions from prior accounting guidance. ESOP debt, which is guaranteed by the Company, is recorded as debt (see Note 4) with an offset to the reserve for ESOP debt retirement, which is presented within shareholders' equity. Advances to the ESOP by the Company are recorded as an increase in the reserve for ESOP debt retirement. Interest incurred on the ESOP debt is recorded as interest expense. Dividends on all preferred shares, net of related tax benefits, are charged to retained earnings.
The series A and B preferred shares of the ESOP are allocated to employees based on debt service requirements, net of advances made by the Company to the Trust. The number of preferred shares outstanding at June 30 was as follows:

Shares in thousands	2011	2010	2009
Allocated	52,281	54,542	56,818
Unallocated	13,006	14,762	16,651
TOTAL SERIES A	65,287	69,304	73,469

Allocated	20,759	20,752	20,991
Unallocated	40,090	41,347	42,522
TOTAL SERIES B	60,849	62,099	63,513

For purposes of calculating diluted net earnings per common share, the preferred shares held by the ESOP are considered converted from inception.

INCOME TAXES	12 Months Ended
Jun. 30, 2011
Notes to Financial Statements [Abstract]
INCOME TAXES
INCOME TAXES
Income taxes are recognized for the amount of taxes payable for the current year and for the impact of deferred tax assets and liabilities, which represent future tax consequences of events that have been recognized differently in the financial statements than for tax purposes. Deferred tax assets and liabilities are established using the enacted statutory tax rates and are adjusted for any changes in such rates in the period of change.
Earnings from continuing operations before income taxes (adjusted for net earnings attributable to noncontrolling interests) consisted of the following:

Years ended June 30	2011	2010	2009
United States	$8,983	$8,368	$8,409
International	6,206	6,679	6,004
TOTAL	15,189	15,047	14,413

Income taxes on continuing operations (adjusted for net earnings attributable to noncontrolling interests) consisted of the following:

Years ended June 30	2011	2010	2009
CURRENT TAX EXPENSE
U.S. federal	$1,809	$2,154	$1,619
International	1,188	1,616	1,268
U.S. state and local	266	295	229
	3,263	4,065	3,116
DEFERRED TAX EXPENSE
U.S. federal	205	253	595
International and other	(76)	(217)	22
	129	36	617
TOTAL TAX EXPENSE	3,392	4,101	3,733

A reconciliation of the U.S. federal statutory income tax rate to our actual income tax rate on continuing operations (adjusted for net earnings attributable to noncontrolling interests) is provided below:

Years ended June 30	2011	2010	2009
U.S. federal statutory income tax rate	35.0%	35.0%	35.0%
Country mix impacts of foreign operations	(8.0)%	(7.5)%	(7.1)%
Changes in uncertain tax positions	(3.5)%	(0.4)%	(1.3)%
Patient Protection and Affordable Care Act	0.0%	1.0%	0.0%
Other	(1.2)%	(0.8)%	(0.7)%
EFFECTIVE INCOME TAX RATE	22.3%	27.3%	25.9%

Changes in uncertain tax positions represent changes in our net liability related to prior year tax positions.
In March 2010, the Patient Protection and Affordable Care Act (PPACA) was signed into law. One of the provisions of the PPACA changed the taxability of federal subsidies received by plan sponsors that provide retiree prescription drug benefits at least equivalent to Medicare Part D coverage. As a result of the change in taxability of the federal subsidy, we were required to make adjustments to deferred tax asset balances, resulting in a $152 charge to income tax expense in 2010.
Tax benefits credited to shareholders' equity totaled $510 and $5 for the years ended June 30, 2011 and 2010, respectively. These primarily relate to the tax effects of net investment hedges, excess tax benefits from the exercise of stock options and the impacts of certain adjustments to pension and other retiree benefit obligations recorded in shareholders' equity.
We have undistributed earnings of foreign subsidiaries of approximately $35 billion at June 30, 2011, for which deferred taxes have not been provided. Such earnings are considered indefinitely invested in the foreign subsidiaries. If such earnings were repatriated, additional tax expense may result, although the calculation of such additional taxes is not practicable.
A reconciliation of the beginning and ending liability for uncertain tax positions is as follows:

	2011	2010	2009
BEGINNING OF YEAR	$1,797	$2,003	$2,582
Increases in tax positions for prior years	323	128	116
Decreases in tax positions for prior years	(388)	(146)	(485)
Increases in tax positions for current year	222	193	225
Settlements with taxing authorities	(168)	(216)	(172)
Lapse in statute of limitations	(94)	(45)	(68)
Currency translation	156	(120)	(195)
END OF YEAR	1,848	1,797	2,003

The Company is present in over 150 taxable jurisdictions and, at any point in time, has 50-60 audits underway at various stages of completion. We evaluate our tax positions and establish liabilities for uncertain tax positions that may be challenged by local authorities and may not be fully sustained, despite our belief that the underlying tax positions are fully supportable. Uncertain tax positions are reviewed on an ongoing basis and are adjusted in light of changing facts and circumstances, including progress of tax audits, developments in case law and closing of statute of limitations. Such adjustments are reflected in the tax provision as appropriate. The Company is making a concerted effort to bring its audit inventory to a more current position. We have done this by working with tax authorities to conduct audits for several open years at once. We have tax years open ranging from 2002 and forward. We are generally not able to reliably estimate the ultimate settlement amounts until the close of the audit. While we do not expect material changes, it is possible that the amount of unrecognized benefit with respect to our uncertain tax positions will significantly increase or decrease within the next 12 months related to the audits described above. At this time, we are not able to make a reasonable estimate of the range of impact on the balance of uncertain tax positions or the impact on the effective tax rate related to these items.
Included in the total liability for uncertain tax positions at June 30, 2011, is $1,424 that, depending on the ultimate resolution, could impact the effective tax rate in future periods.
We recognize accrued interest and penalties related to uncertain tax positions in income tax expense. As of June 30, 2011, 2010 and 2009, we had accrued interest of $475, $622 and $636 and penalties of $80, $89 and $100, respectively, that are not included in the above table. During the fiscal years ended June 30, 2011, 2010 and 2009, we recognized $(197) , $38 and $119 in interest expense/(benefit) and $(16) , $(8) and $(4) in penalties expense/(benefit), respectively.
Deferred income tax assets and liabilities were comprised of the following:

June 30	2011	2010
DEFERRED TAX ASSETS
Pension and postretirement benefits	$1,406	$1,717
Stock-based compensation	1,284	1,257
Loss and other carryforwards	874	595
Goodwill and other intangible assets	298	312
Accrued marketing and promotion	217	216
Fixed assets	111	102
Unrealized loss on financial and foreign exchange transactions	770	88
Accrued interest and taxes	28	88
Inventory	52	35
Other	834	773
Valuation allowances	(293)	(120)
TOTAL	5,581	5,063

DEFERRED TAX LIABILITIES
Goodwill and other intangible assets	12,206	11,760
Fixed assets	1,742	1,642
Other	211	269
TOTAL	14,159	13,671

Net operating loss carryforwards were $2,663 and $1,875 at June 30, 2011 and 2010, respectively. If unused, $1,019 will expire between 2012 and 2031. The remainder, totaling $1,644 at June 30, 2011, may be carried forward indefinitely.

COMMITMENTS AND CONTINGENCIES	12 Months Ended
Jun. 30, 2011
Notes to Financial Statements [Abstract]
COMMITMENTS AND CONTINGENCIES
COMMITMENTS AND CONTINGENCIES
Guarantees
In conjunction with certain transactions, primarily divestitures, we may provide routine indemnifications (e.g., indemnification for representations and warranties and retention of previously existing environmental, tax and employee liabilities) for which terms range in duration and, in some circumstances, are not explicitly defined. The maximum obligation under some indemnifications is also not explicitly stated and, as a result, the overall amount of these obligations cannot be reasonably estimated. Other than obligations recorded as liabilities at the time of divestiture, we have not made significant payments for these indemnifications. We believe that if we were to incur a loss on any of these matters, the loss would not have a material effect on our financial position, results of operations or cash flows.
In certain situations, we guarantee loans for suppliers and customers. The total amount of guarantees issued under such arrangements is not material.
Off-Balance Sheet Arrangements
We do not have off-balance sheet financing arrangements, including variable interest entities, that have a material impact on our financial statements.
Purchase Commitments and Operating Leases
We have purchase commitments for materials, supplies, services and property, plant and equipment as part of the normal course of business. Commitments made under take-or-pay obligations are as follows:

June 30	2012	2013	2014	2015	2016	Thereafter
Purchase obligations	$1,351	$762	$368	$154	$104	$273

Such amounts represent future purchases in line with expected usage to obtain favorable pricing. Approximately 26% of our purchase commitments relate to service contracts for information technology, human resources management and facilities management activities that have been outsourced to third-party suppliers. Due to the proprietary nature of many of our materials and processes, certain supply contracts contain penalty provisions for early termination. We do not expect to incur penalty payments under these provisions that would materially affect our financial position, results of operations or cash flows.
We also lease certain property and equipment for varying periods. Future minimum rental commitments under non-cancelable operating leases, net of guaranteed sublease income, are as follows:

June 30	2012	2013	2014	2015	2016	Thereafter
Operating leases	$264	$224	$192	$173	$141	$505

Litigation
We are subject to various legal proceedings and claims arising out of our business which cover a wide range of matters such as governmental regulations, antitrust and trade regulations, product liability, patent and trademark matters, income taxes and other actions.
As previously disclosed, the Company is and has been subject to a variety of investigations into potential competition law violations in Europe by the European Commission and national authorities from a number of countries. These matters involve a number of other consumer products companies and/or retail customers. The Company's policy is to comply with all laws and regulations, including all antitrust and competition laws, and to cooperate with investigations by relevant regulatory authorities, which the Company is doing. Competition and antitrust law inquiries often continue for several years and, if violations are found, can result in substantial fines.
In response to the actions of the European Commission and national authorities, the Company launched its own internal investigations into potential violations of competition laws. The Company has identified violations in certain European countries and appropriate actions were taken.
Several regulatory authorities in Europe have issued separate complaints pursuant to their investigations alleging that the Company, along with several other companies, engaged in violations of competition laws in those countries. The remaining authorities' investigations are in various stages of the regulatory process. As a result of our initial and on-going analyses of the complaints, as well as final decisions issued by the European Commission and authorities in a number of other countries in fiscal 2011, the Company has reserves totaling $611 as of June 30, 2011, for fines for competition law violations. In accordance with U.S. GAAP, certain of the reserves included in this amount represent the low end of a range of potential outcomes. Accordingly, the ultimate resolution of these matters may result in fines or costs in excess of the amounts reserved that could materially impact our income statement and cash flows in the period in which they are accrued and paid, respectively. We will continue to monitor developments for all of these investigations and will record additional charges as appropriate.
With respect to other litigation and claims, while considerable uncertainty exists, in the opinion of management and our counsel, the ultimate resolution of the various lawsuits and claims will not materially affect our financial position, results of operations or cash flows.
We are also subject to contingencies pursuant to environmental laws and regulations that in the future may require us to take action to correct the effects on the environment of prior manufacturing and waste disposal practices. Based on currently available information, we do not believe the ultimate resolution of environmental remediation will have a material adverse effect on our financial position, results of operations or cash flows.

SEGMENT INFORMATION	12 Months Ended
Jun. 30, 2011
Notes to Financial Statements [Abstract]
SEGMENT INFORMATION
SEGMENT INFORMATION
Effective during the quarter ended December 31, 2011 we implemented a number of changes to our organization structure for the Beauty & Grooming Global Business Unit (GBU), which resulted in changes to the components of the Beauty reportable segment and the Grooming reportable segment. As a result female blades and razors transitioned from Beauty to Grooming, while male personal care products such as Old Spice and Gillette, moved from Grooming to Beauty. The segment information provided below reflects these changes.
The Company has two GBUs: the Beauty & Grooming GBU and the Household Care GBU.
Under U.S. GAAP, we have six reportable segments:

•	Beauty: Antiperspirant and Deodorant, Cosmetics, Hair Care, Hair Color, Hair Styling, Personal Cleansing, Prestige Products, Salon Professional and Skin Care;

•	Grooming: Blades and Razors, Electronic Hair Removal Devices, Shave Products and Home Small Appliances;

•	Health Care: Feminine Care, Gastrointestinal, Incontinence, Rapid Diagnostics, Respiratory, Toothbrush, Toothpaste, Water Filtration and Other Oral Care;

•	Snacks and Pet Care: Pet Care and Snacks;

•	Fabric Care and Home Care: Laundry Additives, Air Care, Batteries, Dish Care, Fabric Enhancers, Laundry Detergents and Surface Care;

•	Baby Care and Family Care: Baby Wipes, Diapers, Paper Towels, Tissues and Toilet Paper.
The accounting policies of the businesses are generally the same as those described in Note 1. Differences between these policies and U.S. GAAP primarily reflect income taxes, which are reflected in the businesses using applicable blended statutory rates, and the treatment of certain unconsolidated investees. Certain unconsolidated investees are managed as integral parts of our business units for management reporting purposes. Accordingly, these partially owned operations are reflected as consolidated subsidiaries in segment results, with full recognition of the individual income statement line items through before-tax earnings. Eliminations to adjust these line items to U.S. GAAP are included in Corporate. In determining after-tax earnings for the businesses, we eliminate the share of earnings applicable to other ownership interests, in a manner similar to noncontrolling interest and apply statutory tax rates. Adjustments to arrive at our effective tax rate are also included in Corporate.
Corporate includes certain operating and non-operating activities that are not reflected in the operating results used internally to measure and evaluate the businesses, as well as eliminations to adjust management reporting principles to U.S. GAAP. Operating activities in Corporate include the results of incidental businesses managed at the corporate level along with the elimination of individual revenues and expenses generated by certain unconsolidated investees discussed in the preceding paragraph over which we exert significant influence, but do not control. Operating elements also include certain employee benefit costs, the costs of certain restructuring-type activities to maintain a competitive cost structure, including manufacturing and workforce rationalization and other general Corporate items. The non-operating elements in Corporate primarily include interest expense, divestiture gains and interest and investing income. In addition, Corporate includes the historical results of certain divested businesses.
Total assets for the reportable segments include those assets managed by the reportable segment, primarily inventory, fixed assets and intangible assets. Other assets, primarily including cash, accounts receivable, investment securities and goodwill, are included in Corporate.
The Company had net sales in the U.S. of $30.5 billion, $30.0 billion and $29.6 billion for the years ended June 30, 2011, 2010 and 2009, respectively. Assets in the U.S. totaled $70.3 billion and $70.1 billion as of June 30, 2011 and 2010, respectively.
Our largest customer, Wal-Mart Stores, Inc. and its affiliates, accounted for 15% of consolidated net sales in 2011 and 16% in 2010 and 2009.

Global Segment Results		Net Sales	Earnings from Continuing Operations Before Income Taxes	Net Earnings from Continuing Operations	Depreciation and Amortization	Total Assets	Capital Expenditures
BEAUTY	2011	$19,937	$3,415	$2,542	$387	$9,544	$504
	2010	19,258	3,444	2,568	448	8,516	510
	2009	18,749	3,350	2,519	462	9,096	528
GROOMING	2011	8,245	2,375	1,775	645	24,866	373
	2010	7,864	2,211	1,621	680	24,568	283
	2009	7,583	2,108	1,504	713	25,096	292
HEALTH CARE	2011	12,033	2,720	1,796	359	7,796	409
	2010	11,493	2,809	1,860	385	7,142	383
	2009	11,288	2,786	1,835	369	7,206	372
SNACKS AND PET CARE	2011	3,156	356	241	102	1,324	143
	2010	3,135	499	326	92	1,237	86
	2009	3,114	388	234	100	1,123	72
FABRIC CARE AND HOME CARE	2011	24,837	4,714	3,009	582	11,257	850
	2010	23,805	5,076	3,339	604	9,650	766
	2009	23,186	4,663	3,032	578	10,419	808
BABY CARE AND FAMILY CARE	2011	15,606	3,181	1,978	549	7,184	912
	2010	14,736	3,270	2,049	612	6,406	852
	2009	14,103	2,827	1,770	570	6,259	902
CORPORATE(1)	2011	(1,255)	(1,442)	586	214	76,383	115
	2010	(1,353)	(2,152)	(707)	287	70,653	187
	2009	(1,329)	(1,623)	(128)	224	75,634	264
TOTAL COMPANY	2011	82,559	15,319	11,927	2,838	138,354	3,306
	2010	78,938	15,157	11,056	3,108	128,172	3,067
	2009	76,694	14,499	10,766	3,016	134,833	3,238

(1)
The Corporate reportable segment includes the total assets and capital expenditures of the coffee and pharmaceuticals businesses prior to their divestitures in November 2008 and October 2009, respectively.

DISCONTINUED OPERATIONS	12 Months Ended
Jun. 30, 2011
Notes to Financial Statements [Abstract]
DISCONTINUED OPERATIONS
DISCONTINUED OPERATIONS
In October 2009, the Company completed the divestiture of our global pharmaceuticals business to Warner Chilcott plc (Warner Chilcott) for $2.8 billion of cash, net of assumed and transferred liabilities. Under the terms of the agreement, Warner Chilcott acquired our portfolio of branded pharmaceutical products, our prescription drug product pipeline and our manufacturing facilities in Puerto Rico and Germany. In addition, the majority of the employees working on the pharmaceuticals business were transferred to Warner Chilcott. The Company recorded an after-tax gain on the transaction of $1,464, which is included in net earnings from discontinued operations in the Consolidated Statement of Earnings for the year ended June 30, 2010.
The pharmaceuticals business had historically been part of the Company's Health Care reportable segment. In accordance with the applicable accounting guidance for the disposal of long-lived assets, the results of the pharmaceuticals business are presented as discontinued operations and, as such, have been excluded from both continuing operations and segment results for all years presented.
In November 2008, the Company completed the divestiture of our coffee business through the merger of our Folgers coffee subsidiary into The J.M. Smucker Company (Smucker) in an all-stock Reverse Morris Trust transaction. In connection with the merger, 38.7 million shares of common stock of the Company were tendered by shareholders and exchanged for all shares of Folgers common stock, resulting in an increase in treasury stock of $2,466. Pursuant to the merger, a Smucker subsidiary merged with and into Folgers and Folgers became a wholly owned subsidiary of Smucker. The Company recorded an after-tax gain on the transaction of $2,011, which is included in net earnings from discontinued operations in the Consolidated Statement of Earnings for the year ended June 30, 2009.
The coffee business had historically been part of the Company's Snacks, Coffee and Pet Care reportable segment, as well as the coffee portion of our away-from-home business, which was included in the Fabric Care and Home Care reportable segment. In accordance with the applicable accounting guidance for the disposal of long-lived assets, the results of Folgers are presented as discontinued operations and, as such, have been excluded from both continuing operations and segment results for all years presented.
Following is selected financial information included in net earnings from discontinued operations for the pharmaceuticals and coffee businesses:

	2011			2010			2009
Years Ended June 30	Pharma	Coffee	Total	Pharma	Coffee	Total	Pharma	Coffee	Total
Net sales	$—	$—	$—	$751	$—	$751	$2,335	$668	$3,003
Earnings from discontinued operations	—	—	—	306	—	306	912	212	1,124
Income tax expense	—	—	—	(101)	—	(101)	(299)	(80)	(379)
Gain on sale of discontinued operation	—	—	—	2,632	—	2,632	—	1,896	1,896
Income tax benefit/(expense) on sale	—	—	—	(1,047)	—	(1,047)	—	115	115
Net earnings from discontinued operations	—	—	—	1,790	—	1,790	613	2,143	2,756

The net gain on the sale of the pharmaceuticals business, in the table above, for the year ended June 30, 2010, also includes an after-tax gain on the sale of the Actonel brand in Japan which occurred prior to the divestiture to Warner Chilcott.

QUARTERLY RESULTS (UNAUDITED)	12 Months Ended
Jun. 30, 2011
Notes to Financial Statements [Abstract]
QUARTERLY RESULTS (UNAUDITED)
QUARTERLY RESULTS (UNAUDITED)

Quarters Ended		Sept 30	Dec 31	Mar 31	Jun 30	Total Year
NET SALES	2010-2011	$20,122	$21,347	$20,230	$20,860	$82,559
	2009-2010	19,807	21,027	19,178	18,926	78,938
OPERATING INCOME	2010-2011	4,501	4,260	3,772	3,285	15,818
	2009-2010	4,448	4,655	3,968	2,950	16,021
GROSS MARGIN	2010-2011	51.9%	51.8%	50.5%	48.3%	50.6%
	2009-2010	52.6%	53.7%	51.9%	49.5%	52.0%
NET EARNINGS:
Earnings from continuing operations	2010-2011	$3,120	$3,362	$2,906	$2,539	$11,927
	2009-2010	3,055	3,182	2,617	2,202	11,056
Earnings from discontinued operations	2010-2011	—	—	—	—	—
	2009-2010	280	1,510	—	—	1,790
Net earnings attributable to Procter & Gamble	2010-2011	3,081	3,333	2,873	2,510	11,797
	2009-2010	3,307	4,659	2,585	2,185	12,736
DILUTED NET EARNINGS PER COMMON SHARE:
Earnings from continuing operations (1)	2010-2011	$1.02	$1.11	$0.96	$0.84	$3.93
	2009-2010	0.97	1.01	0.83	0.71	3.53
Earnings from discontinued operations (1)	2010-2011	—	—	—	—	—
	2009-2010	0.09	0.48	—	—	0.58
Diluted net earnings per common share (1)	2010-2011	1.02	1.11	0.96	0.84	3.93
	2009-2010	1.06	1.49	0.83	0.71	4.11

(1)	Diluted net earnings per share is calculated on earnings attributable to Procter & Gamble.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (POLICIES)	12 Months Ended
Jun. 30, 2011
Notes to Financial Statements [Abstract]
Nature of Operations
Nature of Operations
The Procter & Gamble Company's (the "Company," "we" or "us") business is focused on providing branded consumer packaged goods of superior quality and value. Our products are sold in more than 180 countries primarily through retail operations including mass merchandisers, grocery stores, membership club stores, drug stores, department stores, salons and high-frequency stores. We have on-the-ground operations in approximately 80 countries.

Basis of Presentation	Basis of Presentation The Consolidated Financial Statements include the Company and its controlled subsidiaries. Intercompany transactions are eliminated.
Use of Estimates
Use of Estimates
Preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) requires management to make estimates and assumptions that affect the amounts reported in the Consolidated Financial Statements and accompanying disclosures. These estimates are based on management's best knowledge of current events and actions the Company may undertake in the future. Estimates are used in accounting for, among other items, consumer and trade promotion accruals, pensions, post-employment benefits, stock options, valuation of acquired intangible assets, useful lives for depreciation and amortization of long-lived assets, future cash flows associated with impairment testing for goodwill, indefinite-lived intangible assets and other long-lived assets, deferred tax assets, uncertain income tax positions and contingencies. Actual results may ultimately differ from estimates, although management does not generally believe such differences would materially affect the financial statements in any individual year. However, in regard to ongoing impairment testing of goodwill and indefinite-lived intangible assets, significant deterioration in future cash flow projections or other assumptions used in valuation models, versus those anticipated at the time of the valuations, could result in impairment charges that may materially affect the financial statements in a given year.

Revenue Recognition
Revenue Recognition
Sales are recognized when revenue is realized or realizable and has been earned. Revenue transactions represent sales of inventory. The revenue recorded is presented net of sales and other taxes we collect on behalf of governmental authorities. The revenue includes shipping and handling costs, which generally are included in the list price to the customer. Our policy is to recognize revenue when title to the product, ownership and risk of loss transfer to the customer, which can be on the date of shipment or the date of receipt by the customer. A provision for payment discounts and product return allowances is recorded as a reduction of sales in the same period that the revenue is recognized.
Trade promotions, consisting primarily of customer pricing allowances, merchandising funds and consumer coupons, are offered through various programs to customers and consumers. Sales are recorded net of trade promotion spending, which is recognized as incurred, generally at the time of the sale. Most of these arrangements have terms of approximately one year. Accruals for expected payouts under these programs are included as accrued marketing and promotion in the accrued and other liabilities line item in the Consolidated Balance Sheets.

Cost of Products Sold
Cost of Products Sold
Cost of products sold is primarily comprised of direct materials and supplies consumed in the manufacture of product, as well as manufacturing labor, depreciation expense and direct overhead expense necessary to acquire and convert the purchased materials and supplies into finished product. Cost of products sold also includes the cost to distribute products to customers, inbound freight costs, internal transfer costs, warehousing costs and other shipping and handling activity.

Selling, General and Administrative Expense
Selling, General and Administrative Expense
Selling, general and administrative expense (SG&A) is primarily comprised of marketing expenses, selling expenses, research and development costs, administrative and other indirect overhead costs, depreciation and amortization expense on non-manufacturing assets and other miscellaneous operating items. Research and development costs are charged to expense as incurred and were $2,001 in 2011, $1,950 in 2010 and $1,864 in 2009. Advertising costs, charged to expense as incurred, include worldwide television, print, radio, internet and in-store advertising expenses and were $9,315 in 2011, $8,576 in 2010 and $7,519 in 2009. Non-advertising related components of the Company's total marketing spending include costs associated with consumer promotions, product sampling and sales aids, all of which are included in SG&A, as well as coupons and customer trade funds, which are recorded as reductions to net sales.

Other Non-Operating Income, Net	Other Non-Operating Income/(Expense), Net Other non-operating income/(expense), net, primarily includes net divestiture gains, interest and investment income.
Currency Translation
Currency Translation
Financial statements of operating subsidiaries outside the United States of America (U.S.) generally are measured using the local currency as the functional currency. Adjustments to translate those statements into U.S. dollars are recorded in other comprehensive income (OCI). Currency translation adjustments in accumulated OCI were a gain of $5,632 at June 30, 2011 and a loss of $861 at June 30, 2010. For subsidiaries operating in highly inflationary economies, the U.S. dollar is the functional currency. Remeasurement adjustments for financial statements in highly inflationary economies and other transactional exchange gains and losses are reflected in earnings.

Cash Flow Presentation
Cash Flow Presentation
The Consolidated Statements of Cash Flows are prepared using the indirect method, which reconciles net earnings to cash flow from operating activities. The reconciliation adjustments include the removal of timing differences between the occurrence of operating receipts and payments and their recognition in net earnings. The adjustments also remove cash flows arising from investing and financing activities, which are presented separately from operating activities. Cash flows from foreign currency transactions and operations are translated at an average exchange rate for the period. Cash flows from hedging activities are included in the same category as the items being hedged. Cash flows from derivative instruments designated as net investment hedges are classified as financing activities. Realized gains and losses from non-qualifying derivative instruments used to hedge currency exposures resulting from intercompany financing transactions are also classified as financing activities. Cash flows from other derivative instruments used to manage interest, commodity or other currency exposures are classified as operating activities. Cash payments related to income taxes are classified as operating activities.

Cash Equivalents	Cash Equivalents Highly liquid investments with remaining stated maturities of three months or less when purchased are considered cash equivalents and recorded at cost.
Investments
Investments
Investment securities consist of readily marketable debt and equity securities. Unrealized gains or losses are charged to earnings for investments classified as trading. Unrealized gains or losses on securities classified as available-for-sale are generally recorded in shareholders' equity. If an available-for-sale security is other than temporarily impaired, the loss is charged to either earnings or shareholders' equity depending on our intent and ability to retain the security until we recover the full cost basis and the extent of the loss attributable to the creditworthiness of the issuer. Investments in certain companies over which we exert significant influence, but do not control the financial and operating decisions, are accounted for as equity method investments. Other investments that are not controlled, and over which we do not have the ability to exercise significant influence, are accounted for under the cost method.

Inventory Valuation
Inventory Valuation
Inventories are valued at the lower of cost or market value. Product-related inventories are primarily maintained on the first-in, first-out method. Minor amounts of product inventories, including certain cosmetics and commodities, are maintained on the last-in, first-out method. The cost of spare part inventories is maintained using the average cost method.

Property, Plant and Equipment
Property, Plant and Equipment
Property, plant and equipment is recorded at cost reduced by accumulated depreciation. Depreciation expense is recognized over the assets' estimated useful lives using the straight-line method. Machinery and equipment includes office furniture and fixtures (15-year life), computer equipment and capitalized software (3- to 5-year lives) and manufacturing equipment (3- to 20-year lives). Buildings are depreciated over an estimated useful life of 40 years. Estimated useful lives are periodically reviewed and, when appropriate, changes are made prospectively. When certain events or changes in operating conditions occur, asset lives may be adjusted and an impairment assessment may be performed on the recoverability of the carrying amounts.

Goodwill and Other Intangible Assets
Goodwill and Other Intangible Assets
Goodwill and indefinite-lived brands are not amortized, but are evaluated for impairment annually or when indicators of a potential impairment are present. Our impairment testing of goodwill is performed separately from our impairment testing of indefinite-lived intangibles. The annual evaluation for impairment of goodwill and indefinite-lived intangibles is based on valuation models that incorporate assumptions and internal projections of expected future cash flows and operating plans. We believe such assumptions are also comparable to those that would be used by other marketplace participants.
We have acquired brands that have been determined to have indefinite lives due to the nature of our business. We evaluate a number of factors to determine whether an indefinite life is appropriate, including the competitive environment, market share, brand history, product life cycles, operating plans and the macroeconomic environment of the countries in which the brands are sold. When certain events or changes in operating conditions occur, an impairment assessment is performed and indefinite-lived brands may be adjusted to a determinable life.
The cost of intangible assets with determinable useful lives is amortized to reflect the pattern of economic benefits consumed, either on a straight-line or accelerated basis over the estimated periods benefited. Patents, technology and other intangibles with contractual terms are generally amortized over their respective legal or contractual lives. Customer relationships, brands and other non-contractual intangible assets with determinable lives are amortized over periods generally ranging from 5 to 30 years. When certain events or changes in operating conditions occur, an impairment assessment is performed and lives of intangible assets with determinable lives may be adjusted.

Fair Values of Financial Instruments
Fair Values of Financial Instruments
Certain financial instruments are required to be recorded at fair value. Changes in assumptions or estimation methods could affect the fair value estimates; however, we do not believe any such changes would have a material impact on our financial condition, results of operations or cash flows. Other financial instruments, including cash equivalents, other investments and short-term debt, are recorded at cost, which approximates fair value. The fair values of long-term debt and financial instruments are disclosed in Note 4 and Note 5, respectively.

New Accounting Pronouncements and Policies
New Accounting Pronouncements and Policies
Other than as described below, no new accounting pronouncement issued or effective during the fiscal year has had or is expected to have a material impact on the Consolidated Financial Statements.
DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS
AND HEDGING ACTIVITIES
On January 1, 2009, we adopted new accounting guidance on disclosures about derivative instruments and hedging activities. The new guidance impacted disclosures only and requires additional qualitative and quantitative information on the use of derivatives and their impact on an entity's financial position, results of operations and cash flows. Refer to Note 5 for additional information regarding our risk management activities, including derivative instruments and hedging activities.
BUSINESS COMBINATIONS
On July 1, 2009, we adopted new accounting guidance on business combinations. The new guidance revised the method of accounting for a number of aspects of business combinations including acquisition costs, contingencies (including contingent assets, contingent liabilities and contingent purchase price) and post-acquisition exit activities of acquired businesses. The adoption of the new guidance did not have a material effect on our financial position, results of operations or cash flows.
NONCONTROLLING INTERESTS IN
CONSOLIDATED FINANCIAL STATEMENTS
On July 1, 2009, we adopted new accounting guidance on noncontrolling interests in consolidated financial statements. The new accounting guidance requires that a noncontrolling interest in the equity of a subsidiary be accounted for and reported as equity, provides revised guidance on the treatment of net income and losses attributable to the noncontrolling interest and changes in ownership interests in a subsidiary and requires additional disclosures that identify and distinguish between the interests of the controlling and noncontrolling owners. The Company's retrospective adoption of the new guidance on July 1, 2009, did not have a material effect on our financial position, results of operations or cash flows.

We subsequently revised our Consolidated Statements of Earnings to present separately the net expense for earnings attributable to noncontrolling interests. As previously disclosed, this net expense was not historically presented separately in the Consolidated Statements of Earnings due to immateriality, but was reflected within other non-operating income/(expense). The historical Consolidated Statements of Earnings has been revised to conform to the new presentation, with a corresponding change to the "net earnings" line item in the Consolidated Statements of Cash Flows. This change did not impact our historically reported net earnings attributable to Procter & Gamble or the historical basic or diluted net earnings per share balances, nor did it impact total operating cash flows. However, it did impact certain amounts within those statements. The amount reclassified to net earnings attributable to noncontrolling interests was $130 in 2011, $110 in 2010 and $86 in 2009, with an offsetting impact on other non-operating income/(expense) within the Consolidated Statements of Earnings and on "changes in other operating assets and liabilities" within Operating Activities of the Consolidated Statements of Cash Flows. In connection with this change, we also made a change to prior year Consolidated Statement of Cash Flow amounts to appropriately classify dividends paid to noncontrolling interests. Such dividends have historically been included in “changes in other operating assets and liabilities” within Operating Activities of the Consolidated Statements of Cash Flows. These dividend payments ($99, $59 and $64 for 2011, 2010 and 2009, respectively) have been reclassified to “impact of stock options and other” within Financing Activities of the Consolidated Statements of Cash Flows. The above changes were made in order to provide additional transparency related to noncontrolling interests by segregating them from the ongoing operating activities attributable to shareholders of the company.

GOODWILL AND INTANGIBLE ASSETS (TABLES)	12 Months Ended
Jun. 30, 2011
Notes to Financial Statements [Abstract]
Schedule of Goodwill
The change in the net carrying amount of goodwill by reportable segment was as follows:

	Beauty	Grooming	Health Care	Snacks and Pet Care	Fabric Care and Home Care	Baby Care and Family Care	Corporate	Total Company
GOODWILL at JUNE 30, 2009	$17,663	$22,396	$8,404	$2,055	$4,408	$1,586	$—	$56,512
Acquisitions and divestitures	16	(33)	(249)	154	(6)	(1)	298	179
Translation and other	(1,048)	(1,035)	(296)	(6)	(154)	(140)	—	(2,679)
GOODWILL at JUNE 30, 2010	16,631	21,328	7,859	2,203	4,248	1,445	298	54,012
Acquisitions and divestitures	(7)	(7)	(7)	15	100	(1)	11	104
Translation and other	1,415	1,329	327	25	241	109	—	3,446
GOODWILL at JUNE 30, 2011	18,039	22,650	8,179	2,243	4,589	1,553	309	57,562

Intangible Assets Disclosure
Identifiable intangible assets were comprised of:

	2011		2010
June 30	Gross Carrying Amount	Accumulated Amortization	Gross Carrying Amount	Accumulated Amortization
INTANGIBLE ASSETS WITH DETERMINABLE LIVES
Brands	$3,392	$1,553	$3,284	$1,318
Patents and technology	3,195	1,840	3,140	1,575
Customer relationships	2,121	602	1,947	460
Other	335	217	304	205
TOTAL	9,043	4,212	8,675	3,558

BRANDS WITH INDEFINITE LIVES	27,789	—	26,519	—
TOTAL	36,832	4,212	35,194	3,558

Amortization of Intangible Assets	The amortization of intangible assets was as follows:

Years ended June 30	2011	2010	2009
Intangible asset amortization	$546	$601	$648

Estimated Amortization Expense
Estimated amortization expense over the next five years is as follows:

Years ended June 30	2012	2013	2014	2015	2016
Estimated amortization expense	$499	$454	$393	$354	$324
Such estimates do not reflect the impact of future foreign exchange rate changes.

SUPPLEMENTAL FINANCIAL INFORMATION (TABLES)	12 Months Ended
Jun. 30, 2011
Notes to Financial Statements [Abstract]
Selected Components of Current and Noncurrent Liabilities
Selected components of current and noncurrent liabilities were as follows:

June 30	2011	2010
ACCRUED AND OTHER LIABILITIES - CURRENT
Marketing and promotion	$3,058	$2,857
Compensation expenses	1,874	1,822
Taxes payable	786	622
Legal and environmental	885	500
Other	2,687	2,758
TOTAL	9,290	8,559

OTHER NONCURRENT LIABILITIES
Pension benefits	$4,388	$4,701
Other postretirement benefits	1,887	1,915
Uncertain tax positions	2,326	2,381
Other	1,356	1,192
TOTAL	9,957	10,189

SHORT-TERM AND LONG-TERM DEBT (TABLES)	12 Months Ended
Jun. 30, 2011
Notes to Financial Statements [Abstract]
Debt Due Within One Year

June 30	2011	2010
DEBT DUE WITHIN ONE YEAR
Current portion of long-term debt	$2,994	$564
Commercial paper	6,950	7,838
Other	37	70
TOTAL	9,981	8,472

Short-term weighted average interest rates(1)	0.9%	0.4%

(1)	Weighted average short-term interest rates include the effects of interest rate swaps discussed in Note 5.

Long-term Debt

June 30	2011	2010
LONG-TERM DEBT
1.35% USD note due August 2011	$1,000	$1,000
4.88% EUR note due October 2011	1,451	1,221
1.38% USD note due August 2012	1,250	1,250
Floating rate note due November 2012	500	—
3.38% EUR note due December 2012	2,031	1,710
4.50% EUR note due May 2014	2,176	1,832
4.95% USD note due August 2014	900	900
3.50% USD note due February 2015	750	750
0.95% JPY note due May 2015	1,243	1,129
3.15% USD note due September 2015	500	500
1.80% USD note due November 2015	1,000	—
4.85% USD note due December 2015	700	700
5.13% EUR note due October 2017	1,596	1,344
4.70% USD note due February 2019	1,250	1,250
4.13% EUR note due December 2020	871	733
9.36% ESOP debentures due 2011-2021(1)	808	854
4.88% EUR note due May 2027	1,451	1,221
6.25% GBP note due January 2030	805	753
5.50% USD note due February 2034	500	500
5.80% USD note due August 2034	600	600
5.55% USD note due March 2037	1,400	1,400
Capital lease obligations	407	401
All other long-term debt	1,838	1,876
Current portion of long-term debt	(2,994)	(564)
TOTAL	22,033	21,360

Fair value of long-term debt	23,418	23,072
Long-term weighted average interest rates(2)	3.4%	3.6%

(1)	Debt issued by the ESOP is guaranteed by the Company and must be recorded as debt of the Company as discussed in Note 8.

(2)	Weighted average long-term interest rates include the effects of interest rate swaps and net investment hedges discussed in Note 5.

Long-Term Debt Maturities	Long-term debt maturities during the next five years are as follows:

June 30	2012	2013	2014	2015	2016
Debt maturities	$2,994	$3,839	$2,229	$3,021	$2,300

RISK MANAGEMENT ACTIVITIES AND FAIR VALUE MEASUREMENTS (TABLES)	12 Months Ended
Jun. 30, 2011
Notes to Financial Statements [Abstract]
Schedule Of Fair Value Assets And Liabilities Measured On Recurring Basis Table
The following table sets forth the Company's financial assets and liabilities as of June 30, 2011 and 2010 that were measured at fair value on a recurring basis during the period, segregated by level within the fair value hierarchy:

	Level 1		Level 2		Level 3		Total
June 30	2011	2010	2011	2010	2011	2010	2011	2010
ASSETS AT FAIR VALUE:
Investment securities	$16	$12	$—	$—	$23	$45	$39	$57
Derivatives relating to:
Foreign currency hedges	—	—	1	—	—	—	1	—
Other foreign currency instruments(1)	—	—	182	81	—	—	182	81
Interest rates	—	—	163	191	—	—	163	191
Net investment hedges	—	—	—	14	—	—	—	14
Commodities	—	—	4	10	—	—	4	10
TOTAL ASSETS AT FAIR VALUE(2)	16	12	350	296	23	45	389	353

LIABILITIES AT FAIR VALUE:
Derivatives relating to:
Foreign currency hedges	—	—	119	177	—	—	119	177
Other foreign currency instruments(1)	—	—	43	175	—	—	43	175
Net investment hedges	—	—	138	23	—	—	138	23
Commodities	—	—	1	—	—	—	1	—
TOTAL LIABILITIES AT FAIR VALUE(3)	—	—	301	375	—	—	301	375

(1)	Other foreign currency instruments are comprised of foreign currency financial instruments that do not qualify as hedges.

(2)	Investment securities are presented in other noncurrent assets and all derivative assets are presented in prepaid expenses and other current assets or other noncurrent assets.

(3)	All liabilities are presented in accrued and other liabilities or other noncurrent liabilities.

Schedule of Derivative Instruments
The notional amounts and fair values of qualifying and non-qualifying financial instruments used in hedging transactions as of June 30, 2011 and 2010 are as follows:

	Notional Amount		Fair Value Asset/(Liability)
June 30	2011	2010	2011	2010
DERIVATIVES IN CASH FLOW HEDGING RELATIONSHIPS
Interest rate contracts	$—	$—	$—	$—
Foreign currency contracts	831	690	(118)	(177)
Commodity contracts	16	43	4	10
TOTAL	847	733	(114)	(167)

DERIVATIVES IN FAIR VALUE HEDGING RELATIONSHIPS
Interest rate contracts	10,308	7,942	163	191

DERIVATIVES IN NET INVESTMENT HEDGING RELATIONSHIPS
Net investment hedges	1,540	1,586	(138)	(9)

DERIVATIVES NOT DESIGNATED AS HEDGING INSTRUMENTS
Foreign currency contracts	14,957	11,845	139	(94)
Commodity contracts	39	19	(1)	—
TOTAL	14,996	11,864	138	(94)
The total notional amount of contracts outstanding at the end of the period is indicative of the level of the Company's derivative activity during the period.

	Amount of Gain/(Loss) Recognized in Accumulated OCI on Derivatives (Effective Portion)
June 30	2011	2010
DERIVATIVES IN CASH FLOW HEDGING RELATIONSHIPS
Interest rate contracts	$15	$19
Foreign currency contracts	32	23
Commodity contracts	3	11
TOTAL	50	53

DERIVATIVES IN NET INVESTMENT HEDGING RELATIONSHIPS
Net investment hedges	(88)	(8)

The effective portion of gains and losses on derivative instruments that was recognized in other comprehensive income during the years ended June 30, 2011 and 2010 is not material. During the next 12 months, the amount of the June 30, 2011, accumulated OCI balance that will be reclassified to earnings is expected to be immaterial.
The amounts of gains and losses on qualifying and non-qualifying financial instruments used in hedging transactions for the years ended June 30, 2011 and 2010 are as follows:

	Amount of Gain/(Loss) Reclassified from Accumulated OCI into Income(1)
Years ended June 30	2011	2010
DERIVATIVES IN CASH FLOW HEDGING RELATIONSHIPS
Interest rate contracts	$7	$(8)
Foreign currency contracts	(77)	(48)
Commodity contracts	20	(76)
TOTAL	(50)	(132)

	Amount of Gain/(Loss) Recognized in Income
Years ended June 30	2011	2010
DERIVATIVES IN FAIR VALUE HEDGING RELATIONSHIPS(2)
Interest rate contracts	$(28)	$191
Debt	31	(196)
TOTAL	3	(5)

DERIVATIVES IN NET INVESTMENT HEDGING RELATIONSHIPS(2)
Net investment hedges	—	3

DERIVATIVES NOT DESIGNATED AS HEDGING INSTRUMENTS(3)
Foreign currency contracts(4)	1,359	(814)
Commodity contracts	3	1
TOTAL	1,362	(813)

(1)
The gain or loss on the effective portion of cash flow hedging relationships is reclassified from accumulated OCI into net income in the same period during which the related item affects earnings. Such amounts are included in the Consolidated Statements of Earnings as follows: interest rate contracts in interest expense, foreign currency contracts in selling, general and administrative and interest expense, and commodity contracts in cost of products sold.

(2)	The gain or loss on the ineffective portion of interest rate contracts and net investment hedges, if any, is included in the Consolidated Statements of Earnings in interest expense.

(3)
The gain or loss on contracts not designated as hedging instruments is included in the Consolidated Statements of Earnings as follows: foreign currency contracts in selling, general and administrative expense and commodity contracts in cost of products sold.

(4)	The gain or loss on non-qualifying foreign currency contracts substantially offsets the foreign currency mark-to-market impact of the related exposure.

EARNINGS PER SHARE (TABLES)	12 Months Ended
Jun. 30, 2011
Notes to Financial Statements [Abstract]
Net Earnings and Common Shares Used to Calculate Basic and Diluted Net Earnings per Share
Net earnings attributable to Procter & Gamble and common shares used to calculate basic and diluted net earnings per share were as follows:

Years ended June 30	2011	2010	2009
NET EARNINGS FROM CONTINUING OPERATIONS(1)	$11,797	$10,946	$10,680
Preferred dividends, net of tax benefit	(233)	(219)	(192)
NET EARNINGS FROM CONTINUING OPERATIONS AVAILABLE TO COMMON SHAREHOLDERS(1)	11,564	10,727	10,488
Preferred dividends, net of tax benefit	233	219	192
DILUTED NET EARNINGS FROM CONTINUING OPERATIONS(1)	11,797	10,946	10,680
Net earnings from discontinued operations	—	1,790	2,756
NET EARNINGS(1)	11,797	12,736	13,436

Shares in millions; Years ended June 30	2011	2010	2009
Basic weighted average common shares outstanding	2,804.0	2,900.8	2,952.2
Effect of dilutive securities
Conversion of preferred shares(2)	128.5	134.0	139.2
Exercise of stock options and other unvested equity awards(3)	69.4	64.5	62.7
DILUTED WEIGHTED AVERAGE COMMON SHARES OUTSTANDING	3,001.9	3,099.3	3,154.1

(1)	Net earnings per share are calculated on net earnings attributable to Procter & Gamble.

(2)	Despite being included currently in diluted net earnings per common share, the actual conversion to common stock occurs pursuant to the repayment of the ESOPs' obligations through 2035.

(3)
Approximately 93 million in 2011, 101 million in 2010 and 92 million in 2009 of the Company's outstanding stock options were not included in the diluted net earnings per share calculation because the options were out of the money or to do so would have been antidilutive (i.e., the total proceeds upon exercise would have exceeded the market value of the underlying common shares).

STOCK-BASED COMPENSATION (TABLES)	12 Months Ended
Jun. 30, 2011
Notes to Financial Statements [Abstract]
Disclosure of Share-based Compensation Arrangements by Share-based Payment Award
Assumptions utilized in the model, which are evaluated and revised, as necessary, to reflect market conditions and experience, were as follows:

Years ended June 30	2011	2010	2009
Interest rate	0.3-3.7%	0.3-4.0%	0.7-3.8%
Weighted average interest rate	3.4%	3.7%	3.6%
Dividend yield	2.4%	2.2%	2.0%
Expected volatility	14-18%	15-20%	18-34%
Weighted average volatility	16%	18%	21%
Expected life in years	8.8	8.8	8.7

Schedule of Share Based Compensation, Stock Options, Activity Table
A summary of options outstanding under the plans as of June 30, 2011, and activity during the year then ended is presented below:

Options in thousands	Options	Weighted Avg. Exercise Price	Weighted Avg. Remaining Contractual Life in Years	Aggregate Intrinsic Value (in millions)
Outstanding, beginning of year	364,971	$50.16
Granted	29,141	62.85
Exercised	(29,065)	42.55
Canceled	(1,873)	57.81
OUTSTANDING, END OF YEAR	363,174	51.75	5.3	$4,398
EXERCISABLE	271,096	49.69	4.2	3,837

POSTRETIREMENT BENEFITS AND EMPLOYEE STOCK OWNERSHIP PLAN (TABLES)	12 Months Ended
Jun. 30, 2011
Notes to Financial Statements [Abstract]
Reconciliation of Benefit Obligations and Plan Assets of Defined Benefit Retirement Plans and Other Retiree Benefit Plans

Obligation and Funded Status. The following provides a reconciliation of benefit obligations, plan assets and funded status of these defined benefit plans:

	Pension Benefits(1)		Other Retiree Benefits(2)
Years ended June 30	2011	2010	2011	2010
CHANGE IN BENEFIT OBLIGATION
Benefit obligation at beginning of year(3)	$11,245	$10,016	$4,778	$3,928
Service cost	270	218	146	103
Interest cost	588	579	270	253
Participants' contributions	21	19	67	58
Amendments	93	66	7	—
Actuarial loss/(gain)	(633)	1,738	(235)	633
Acquisitions/(divestitures)	—	(13)	—	—
Curtailments and settlements	—	4	—	—
Special termination benefits	—	—	3	14
Currency translation and other	1,137	(798)	89	30
Benefit payments	(492)	(584)	(239)	(241)
BENEFIT OBLIGATION AT END OF YEAR(3)	12,229	11,245	4,886	4,778
CHANGE IN PLAN ASSETS
Fair value of plan assets at beginning of year	6,562	6,310	2,843	2,394
Actual return on plan assets	685	839	253	596
Acquisitions /(divestitures)	—	(6)	—	—
Employer contributions	555	439	29	22
Participants' contributions	21	19	67	58
Currency translation and other	631	(455)	2	—
ESOP debt impacts(4)	—	—	20	14
Benefit payments	(492)	(584)	(239)	(241)
FAIR VALUE OF PLAN ASSETS AT END OF YEAR	7,962	6,562	2,975	2,843
FUNDED STATUS	(4,267)	(4,683)	(1,911)	(1,935)

(1)	Primarily non-U.S.-based defined benefit retirement plans.

(2)	Primarily U.S.-based other postretirement benefit plans.

(3)	For the pension benefit plans, the benefit obligation is the projected benefit obligation. For other retiree benefit plans, the benefit obligation is the accumulated postretirement benefit obligation.

(4)	Represents the net impact of ESOP debt service requirements, which is netted against plan assets for other retiree benefits.

Reconciliation of Defined Benefit Retirement Plans and Other Retiree Benefit Plans Recognized in Asset, Liability and Accumulated Other Comprehensive Income

	Pension Benefits		Other Retiree Benefits
Years ended June 30	2011	2010	2011	2010
CLASSIFICATION OF NET AMOUNT RECOGNIZED
Noncurrent assets	$168	$56	$—	$—
Current liability	(47)	(38)	(24)	(20)
Noncurrent liability	(4,388)	(4,701)	(1,887)	(1,915)
NET AMOUNT RECOGNIZED	(4,267)	(4,683)	(1,911)	(1,935)

AMOUNTS RECOGNIZED IN ACCUMULATED OTHER COMPREHENSIVE INCOME (AOCI)
Net actuarial loss	2,315	3,038	2,181	2,319
Prior service cost /(credit)	354	275	(92)	(119)
NET AMOUNTS RECOGNIZED IN AOCI	2,669	3,313	2,089	2,200

CHANGE IN PLAN ASSETS AND BENEFIT OBLIGATIONS RECOGNIZED IN ACCUMULATED OTHER COMPREHENSIVE INCOME (AOCI)
Net actuarial loss /(gain) - current year	(827)	1,343	(60)	491
Prior service cost - current year	93	66	7	—
Amortization of net actuarial loss	(154)	(91)	(96)	(20)
Amortization of prior service (cost) / credit	(18)	(15)	18	21
Settlement / curtailment cost	—	(3)	—	—
Currency translation and other	262	(190)	20	—
TOTAL CHANGE IN AOCI	(644)	1,110	(111)	492
NET AMOUNTS RECOGNIZED IN PERIODIC BENEFIT COST AND AOCI	(106)	1,579	(124)	349

Pension Plans with Accumulated and Projected Benefit Obligations in Excess of Plan Assets
Pension plans with accumulated benefit obligations in excess of plan assets and plans with projected benefit obligations in excess of plan assets consist of the following:

	Accumulated Benefit Obligation Exceeds the Fair Value of Plan Assets		Projected Benefit Obligation Exceeds the Fair Value of Plan Assets
June 30	2011	2010	2011	2010
Projected benefit obligation	$6,817	$10,577	$10,650	$11,059
Accumulated benefit obligation	5,923	9,194	8,940	9,531
Fair value of plan assets	2,845	5,900	6,214	6,320

Components of the Net Periodic Benefit Cost
Net Periodic Benefit Cost. Components of the net periodic benefit cost were as follows:

	Pension Benefits			Other Retiree Benefits
Years ended June 30	2011	2010	2009	2011	2010	2009
Service cost	$270	$218	$214	$146	$103	$91
Interest cost	588	579	551	270	253	243
Expected return on plan assets	(492)	(437)	(473)	(431)	(429)	(444)
Prior service cost /(credit) amortization	18	15	14	(18)	(21)	(23)
Net actuarial loss amortization	154	91	29	96	20	2
Curtailments, settlements and other	—	3	6	3	14	—
GROSS BENEFIT COST/(CREDIT)	538	469	341	66	(60)	(131)
Dividends on ESOP preferred stock	—	—	—	(79)	(83)	(86)
NET PERIODIC BENEFIT COST/(CREDIT)	538	469	341	(13)	(143)	(217)

Amounts Expected to be Amortized from Accumulated Other Comprehensive Income into Net Period Benefit Cost
Amounts expected to be amortized from accumulated OCI into net periodic benefit cost during the year ending June 30, 2012, are as follows:

	Pension Benefits	Other Retiree Benefits
Net actuarial loss	$105	$99
Prior service cost/(credit)	23	(20)

Weighted Average Assumptions for the Defined Benefit and Other Retiree Benefit Calculations, as well as Assumed Health Care Trend Rates
The weighted average assumptions for the defined benefit and other retiree benefit calculations, as well as assumed health care trend rates, were as follows:

	Pension Benefits		Other Retiree Benefits
Years ended June 30	2011	2010	2011	2010
ASSUMPTIONS USED TO DETERMINE BENEFIT OBLIGATIONS(1)
Discount rate	5.3%	5.0%	5.7%	5.4%
Rate of compensation increase	3.5%	3.5%	—	—
ASSUMPTIONS USED TO DETERMINE NET PERIODIC BENEFIT COST(2)
Discount rate	5.0%	6.0%	5.4%	6.4%
Expected return on plan assets	7.0%	7.1%	9.2%	9.1%
Rate of compensation increase	3.5%	3.7%	—	—
ASSUMED HEALTH CARE COST TREND RATES
Health care cost trend rates assumed for next year	—	—	8.5%	8.5%
Rate to which the health care cost trend rate is assumed to decline (ultimate trend rate)	—	—	5.0%	5.0%
Year that the rate reaches the ultimate trend rate	—	—	2018	2017

(1)	Determined as of end of year.

(2)	Determined as of beginning of year and adjusted for acquisitions.

One-Percentage Point Change in Assumed Health Care Cost Trend Rates
A one- percentage point change in assumed health care cost trend rates would have the following effects:

	One-Percentage Point Increase	One-Percentage Point Decrease
Effect on total of service and interest cost components	$79	$(61)
Effect on postretirement benefit obligation	681	(547)

Target Asset Allocation and Actual Asset Allocation
Plan Assets. Our target asset allocation for the year ended June 30, 2011, and actual asset allocation by asset category as of June 30, 2011 and 2010, were as follows:

	Target Asset Allocation
Asset Category	Pension Benefits	Other Retiree Benefits
Cash	2%	2%
Debt securities	51%	8%
Equity securities	47%	90%
TOTAL	100%	100%

	Actual Asset Allocation at June 30
	Pension Benefits		Other Retiree Benefits
Asset Category	2011	2010	2011	2010
Cash	2%	4%	1%	—
Debt securities	52%	53%	8%	9%
Equity securities	46%	43%	91%	91%
TOTAL	100%	100%	100%	100%

Fair Value of the Company's Plan Assets Segregated by Level within the Fair Value Hierarchy
The following table sets forth the fair value of the Company's plan assets as of June 30, 2011 segregated by level within the fair value hierarchy (refer to Note 5 for further discussion on the fair value hierarchy and fair value principles):

	Pension Benefits
	Level 1		Level 2		Level 3		Total
	2011	2010	2011	2010	2011	2010	2011	2010
ASSETS AT FAIR VALUE:
Cash and cash equivalents	$189	$238	$—	$—	$—	$—	$189	$238
Government bonds	68	62	—	—	—	—	68	62
Company stock	11	12	—	—	—	—	11	12
Common collective trust fund - equity	—	—	3,612	2,814	—	—	3,612	2,814
Common collective trust fund - fixed income	—	—	4,027	3,380	—	—	4,027	3,380
Other	—	—	—	—	55	56	55	56
TOTAL ASSETS AT FAIR VALUE	268	312	7,639	6,194	55	56	7,962	6,562

	Other Retiree Benefits
	Level 1		Level 2		Level 3		Total
	2011	2010	2011	2010	2011	2010	2011	2010
ASSETS AT FAIR VALUE:
Cash and cash equivalents	$43	$14	$—	$—	$—	$—	$43	$14
Company stock	—	—	2,655	2,535	—	—	2,655	2,535
Common collective trust fund - equity	—	—	41	43	—	—	41	43
Common collective trust fund - fixed income	—	—	232	249	—	—	232	249
Other	—	—	—	—	4	2	4	2
TOTAL ASSETS AT FAIR VALUE	43	14	2,928	2,827	4	2	2,975	2,843

Total Benefit Payments Expected to be Paid to Participants
Total benefit payments expected to be paid to participants, which include payments funded from the Company's assets, as discussed above, as well as payments from the plans, are as follows:

Years ending June 30	Pension Benefits	Other Retiree Benefits
EXPECTED BENEFIT PAYMENTS
2012	$534	$207
2013	535	225
2014	560	242
2015	573	259
2016	605	275
2017 - 2021	3,494	1,631

Series A and B Preferred Shares of the ESOP Number of Shares Outstanding
The number of preferred shares outstanding at June 30 was as follows:

Shares in thousands	2011	2010	2009
Allocated	52,281	54,542	56,818
Unallocated	13,006	14,762	16,651
TOTAL SERIES A	65,287	69,304	73,469

Allocated	20,759	20,752	20,991
Unallocated	40,090	41,347	42,522
TOTAL SERIES B	60,849	62,099	63,513

INCOME TAXES (TABLES)	12 Months Ended
Jun. 30, 2011
Notes to Financial Statements [Abstract]
Earnings from Continuing Operations Before Income Taxes
Earnings from continuing operations before income taxes (adjusted for net earnings attributable to noncontrolling interests) consisted of the following:

Years ended June 30	2011	2010	2009
United States	$8,983	$8,368	$8,409
International	6,206	6,679	6,004
TOTAL	15,189	15,047	14,413

Schedule of Components of Income Tax Expense (Benefit)

Income taxes on continuing operations (adjusted for net earnings attributable to noncontrolling interests) consisted of the following:

Years ended June 30	2011	2010	2009
CURRENT TAX EXPENSE
U.S. federal	$1,809	$2,154	$1,619
International	1,188	1,616	1,268
U.S. state and local	266	295	229
	3,263	4,065	3,116
DEFERRED TAX EXPENSE
U.S. federal	205	253	595
International and other	(76)	(217)	22
	129	36	617
TOTAL TAX EXPENSE	3,392	4,101	3,733

Schedule of Effective Income Tax Rate Reconciliation
A reconciliation of the U.S. federal statutory income tax rate to our actual income tax rate on continuing operations (adjusted for net earnings attributable to noncontrolling interests) is provided below:

Years ended June 30	2011	2010	2009
U.S. federal statutory income tax rate	35.0%	35.0%	35.0%
Country mix impacts of foreign operations	(8.0)%	(7.5)%	(7.1)%
Changes in uncertain tax positions	(3.5)%	(0.4)%	(1.3)%
Patient Protection and Affordable Care Act	0.0%	1.0%	0.0%
Other	(1.2)%	(0.8)%	(0.7)%
EFFECTIVE INCOME TAX RATE	22.3%	27.3%	25.9%

Reconciliation of the Beginning and Ending Liability for Unrecognized Tax Benefits
A reconciliation of the beginning and ending liability for uncertain tax positions is as follows:

	2011	2010	2009
BEGINNING OF YEAR	$1,797	$2,003	$2,582
Increases in tax positions for prior years	323	128	116
Decreases in tax positions for prior years	(388)	(146)	(485)
Increases in tax positions for current year	222	193	225
Settlements with taxing authorities	(168)	(216)	(172)
Lapse in statute of limitations	(94)	(45)	(68)
Currency translation	156	(120)	(195)
END OF YEAR	1,848	1,797	2,003

Deferred Income Tax Assets and Liabilities
Deferred income tax assets and liabilities were comprised of the following:

June 30	2011	2010
DEFERRED TAX ASSETS
Pension and postretirement benefits	$1,406	$1,717
Stock-based compensation	1,284	1,257
Loss and other carryforwards	874	595
Goodwill and other intangible assets	298	312
Accrued marketing and promotion	217	216
Fixed assets	111	102
Unrealized loss on financial and foreign exchange transactions	770	88
Accrued interest and taxes	28	88
Inventory	52	35
Other	834	773
Valuation allowances	(293)	(120)
TOTAL	5,581	5,063

DEFERRED TAX LIABILITIES
Goodwill and other intangible assets	12,206	11,760
Fixed assets	1,742	1,642
Other	211	269
TOTAL	14,159	13,671

COMMITMENTS AND CONTINGENCIES (TABLES)	12 Months Ended
Jun. 30, 2011
Notes to Financial Statements [Abstract]
Schedule of Purchase Obligations	Commitments made under take-or-pay obligations are as follows:

June 30	2012	2013	2014	2015	2016	Thereafter
Purchase obligations	$1,351	$762	$368	$154	$104	$273

Operating Lease Payments, Net
Future minimum rental commitments under non-cancelable operating leases, net of guaranteed sublease income, are as follows:

June 30	2012	2013	2014	2015	2016	Thereafter
Operating leases	$264	$224	$192	$173	$141	$505

SEGMENT INFORMATION (TABLES)	12 Months Ended
Jun. 30, 2011
Notes to Financial Statements [Abstract]
Global Segment Results
Our largest customer, Wal-Mart Stores, Inc. and its affiliates, accounted for 15% of consolidated net sales in 2011 and 16% in 2010 and 2009.

Global Segment Results		Net Sales	Earnings from Continuing Operations Before Income Taxes	Net Earnings from Continuing Operations	Depreciation and Amortization	Total Assets	Capital Expenditures
BEAUTY	2011	$19,937	$3,415	$2,542	$387	$9,544	$504
	2010	19,258	3,444	2,568	448	8,516	510
	2009	18,749	3,350	2,519	462	9,096	528
GROOMING	2011	8,245	2,375	1,775	645	24,866	373
	2010	7,864	2,211	1,621	680	24,568	283
	2009	7,583	2,108	1,504	713	25,096	292
HEALTH CARE	2011	12,033	2,720	1,796	359	7,796	409
	2010	11,493	2,809	1,860	385	7,142	383
	2009	11,288	2,786	1,835	369	7,206	372
SNACKS AND PET CARE	2011	3,156	356	241	102	1,324	143
	2010	3,135	499	326	92	1,237	86
	2009	3,114	388	234	100	1,123	72
FABRIC CARE AND HOME CARE	2011	24,837	4,714	3,009	582	11,257	850
	2010	23,805	5,076	3,339	604	9,650	766
	2009	23,186	4,663	3,032	578	10,419	808
BABY CARE AND FAMILY CARE	2011	15,606	3,181	1,978	549	7,184	912
	2010	14,736	3,270	2,049	612	6,406	852
	2009	14,103	2,827	1,770	570	6,259	902
CORPORATE(1)	2011	(1,255)	(1,442)	586	214	76,383	115
	2010	(1,353)	(2,152)	(707)	287	70,653	187
	2009	(1,329)	(1,623)	(128)	224	75,634	264
TOTAL COMPANY	2011	82,559	15,319	11,927	2,838	138,354	3,306
	2010	78,938	15,157	11,056	3,108	128,172	3,067
	2009	76,694	14,499	10,766	3,016	134,833	3,238

(1)
The Corporate reportable segment includes the total assets and capital expenditures of the coffee and pharmaceuticals businesses prior to their divestitures in November 2008 and October 2009, respectively.

DISCONTINUED OPERATIONS (TABLES)	12 Months Ended
Jun. 30, 2011
Notes to Financial Statements [Abstract]
Net Earnings from Discontinued Operations for the Pharmaceuticals and Coffee Businesses
Following is selected financial information included in net earnings from discontinued operations for the pharmaceuticals and coffee businesses:

	2011			2010			2009
Years Ended June 30	Pharma	Coffee	Total	Pharma	Coffee	Total	Pharma	Coffee	Total
Net sales	$—	$—	$—	$751	$—	$751	$2,335	$668	$3,003
Earnings from discontinued operations	—	—	—	306	—	306	912	212	1,124
Income tax expense	—	—	—	(101)	—	(101)	(299)	(80)	(379)
Gain on sale of discontinued operation	—	—	—	2,632	—	2,632	—	1,896	1,896
Income tax benefit/(expense) on sale	—	—	—	(1,047)	—	(1,047)	—	115	115
Net earnings from discontinued operations	—	—	—	1,790	—	1,790	613	2,143	2,756

QUARTERLY RESULTS (UNAUDITED) (TABLES)	12 Months Ended
Jun. 30, 2011
Notes to Financial Statements [Abstract]
Quarterly Results (Unaudited)

Quarters Ended		Sept 30	Dec 31	Mar 31	Jun 30	Total Year
NET SALES	2010-2011	$20,122	$21,347	$20,230	$20,860	$82,559
	2009-2010	19,807	21,027	19,178	18,926	78,938
OPERATING INCOME	2010-2011	4,501	4,260	3,772	3,285	15,818
	2009-2010	4,448	4,655	3,968	2,950	16,021
GROSS MARGIN	2010-2011	51.9%	51.8%	50.5%	48.3%	50.6%
	2009-2010	52.6%	53.7%	51.9%	49.5%	52.0%
NET EARNINGS:
Earnings from continuing operations	2010-2011	$3,120	$3,362	$2,906	$2,539	$11,927
	2009-2010	3,055	3,182	2,617	2,202	11,056
Earnings from discontinued operations	2010-2011	—	—	—	—	—
	2009-2010	280	1,510	—	—	1,790
Net earnings attributable to Procter & Gamble	2010-2011	3,081	3,333	2,873	2,510	11,797
	2009-2010	3,307	4,659	2,585	2,185	12,736
DILUTED NET EARNINGS PER COMMON SHARE:
Earnings from continuing operations (1)	2010-2011	$1.02	$1.11	$0.96	$0.84	$3.93
	2009-2010	0.97	1.01	0.83	0.71	3.53
Earnings from discontinued operations (1)	2010-2011	—	—	—	—	—
	2009-2010	0.09	0.48	—	—	0.58
Diluted net earnings per common share (1)	2010-2011	1.02	1.11	0.96	0.84	3.93
	2009-2010	1.06	1.49	0.83	0.71	4.11

(1)	Diluted net earnings per share is calculated on earnings attributable to Procter & Gamble.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (DETAILS) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Jun. 30, 2011 years countries	Jun. 30, 2010	Jun. 30, 2009
Countries in which product sold	180
Countries with on the ground operations	80
Currency translation adjustments	$ 5,632	$ (861)
Research and development costs	2,001	1,950	1,864
Advertising costs	9,315	8,576	7,519
Net Income (Loss) Attributable to Noncontrolling Interest	130	110	86
Finite-lived intangible assets, minimum	5
Finite-lived intangible assets, maximum	30
Payments of Dividends, Noncontrolling Interest	$ 99	$ 59	$ 64
Furniture and Fixtures
Property, plant and equipment, maximum	15
Computer Equipment and Capitalized Software
Property, plant and equipment, minimum	3
Property, plant and equipment, maximum	5
Machinery and Equipment
Property, plant and equipment, minimum	3
Property, plant and equipment, maximum	20
Building
Property, plant and equipment, maximum	40

GOODWILL AND INTANGIBLE ASSETS - GOODWILL BY GLOBAL BUSINESS UNIT (DETAILS) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Jun. 30, 2011	Jun. 30, 2010
Goodwill [Roll Forward]
Goodwill, beginning of year	$ 54,012	$ 56,512
Acquisitions and divestitures	104	179
Translation and other	3,446	(2,679)
Goodwill, end of year	57,562	54,012
Beauty Segment Member
Goodwill [Roll Forward]
Goodwill, beginning of year	16,631	17,663
Acquisitions and divestitures	(7)	16
Translation and other	1,415	(1,048)
Goodwill, end of year	18,039	16,631
Grooming Segment Member
Goodwill [Roll Forward]
Goodwill, beginning of year	21,328	22,396
Acquisitions and divestitures	(7)	(33)
Translation and other	1,329	(1,035)
Goodwill, end of year	22,650	21,328
Health Care Segment Member
Goodwill [Roll Forward]
Goodwill, beginning of year	7,859	8,404
Acquisitions and divestitures	(7)	(249)
Translation and other	327	(296)
Goodwill, end of year	8,179	7,859
Snacks And Pet Care Segment Member
Goodwill [Roll Forward]
Goodwill, beginning of year	2,203	2,055
Acquisitions and divestitures	15	154
Translation and other	25	(6)
Goodwill, end of year	2,243	2,203
Fabric Care And Home Care Segment Member
Goodwill [Roll Forward]
Goodwill, beginning of year	4,248	4,408
Acquisitions and divestitures	100	(6)
Translation and other	241	(154)
Goodwill, end of year	4,589	4,248
Baby Care And Family Care Segment Member
Goodwill [Roll Forward]
Goodwill, beginning of year	1,445	1,586
Acquisitions and divestitures	(1)	(1)
Translation and other	109	(140)
Goodwill, end of year	1,553	1,445
Corporate [Member]
Goodwill [Roll Forward]
Goodwill, beginning of year	298	0
Acquisitions and divestitures	11	298
Translation and other	0	0
Goodwill, end of year	$ 309	$ 298

GOODWILL AND INTANGIBLE ASSETS - INTANGIBLE ASSETS (DETAILS) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2009
Finite-Lived Intangible Assets, Gross	$ 9,043	$ 8,675
Accumulated Amortization	4,212	3,558
Gross Carrying Amount	36,832	35,194
Indefinite-Lived Intangible Assets (Excluding Goodwill)	27,789	26,519
Finite-Lived Intangible Assets [Abstract]
Amortization of Intangible Assets	546	601	648
Brands
Finite-Lived Intangible Assets, Gross	3,392	3,284
Accumulated Amortization	1,553	1,318
Patents and technology
Finite-Lived Intangible Assets, Gross	3,195	3,140
Accumulated Amortization	1,840	1,575
Customer Relationships
Finite-Lived Intangible Assets, Gross	2,121	1,947
Accumulated Amortization	602	460
Other non-contractual
Finite-Lived Intangible Assets, Gross	335	304
Accumulated Amortization	$ 217	$ 205

GOODWILL AND INTANGIBLE ASSETS - ESTIMATED AMORTIZATION EXPENSE (DETAILS) (USD $) In Millions, unless otherwise specified	12 Months Ended
Jun. 30, 2011
Finite-Lived Intangible Assets, Future Amortization Expense [Abstract]
Estimated amortization expense - 2012	$ 499
Estimated amortization expense - 2013	454
Estimated amortization expense - 2014	393
Estimated amortization expense - 2015	354
Estimated amortization expense - 2016	$ 324

SUPPLEMENTAL FINANCIAL INFORMATION (DETAILS) (USD $) In Millions, unless otherwise specified	Jun. 30, 2011	Jun. 30, 2010
ACCRUED AND OTHER LIABILITIES - CURRENT
Marketing and promotion	$ 3,058	$ 2,857
Compensation expenses	1,874	1,822
Taxes payable	786	622
Legal and environmental	885	500
Other	2,687	2,758
TOTAL	9,290	8,559
OTHER NONCURRENT LIABILITIES
Pension benefits	4,388	4,701
Other postretirement benefits	1,887	1,915
Uncertain tax positions	2,326	2,381
Other	1,356	1,192
TOTAL	$ 9,957	$ 10,189

SHORT-TERM AND LONG-TERM DEBT - SHORT-TERM DEBT (DETAILS) (USD $) In Millions, unless otherwise specified	Jun. 30, 2011		Jun. 30, 2010
DEBT DUE WITHIN ONE YEAR
Current portion of long-term debt	$ 2,994		$ 564
Commercial paper	6,950		7,838
Other	37		70
TOTAL	$ 9,981		$ 8,472
Short-term weighted average interest rates	0.90%	[1]	0.40%	[1]

[1]	Weighted average short-term interest rates include the effects of interest rate swaps discussed in Note 5.

SHORT-TERM AND LONG-TERM DEBT - LONG-TERM DEBT (DETAILS) (USD $) In Millions, unless otherwise specified	Jun. 30, 2011		Jun. 30, 2010
LONG-TERM DEBT
Capital lease obligations	$ 407		$ 401
All other long-term debt	1,838		1,876
Current portion of long-term debt	(2,994)		(564)
TOTAL	22,033		21,360
Fair value of long-term debt	23,418		23,072
Long-term weighted average interest rates	3.40%	[1]	3.60%	[1]
1.35% USD Note Due August 2011
LONG-TERM DEBT
Long-term notes	1,000		1,000
4.88% EUR note due October 2011
LONG-TERM DEBT
Long-term notes	1,451		1,221
1.38% USD note due August 2012
LONG-TERM DEBT
Long-term notes	1,250		1,250
Floating Rate Note Due November 2012
LONG-TERM DEBT
Long-term notes	500		0
3.38% EUR note due December 2012
LONG-TERM DEBT
Long-term notes	2,031		1,710
4.50% EUR note due May 2014
LONG-TERM DEBT
Long-term notes	2,176		1,832
4.95% USD note due August 2014
LONG-TERM DEBT
Long-term notes	900		900
3.50% USD note due February 2015
LONG-TERM DEBT
Long-term notes	750		750
0.95% JPY note due May 2015
LONG-TERM DEBT
Long-term notes	1,243		1,129
3.15% USD Note Due September 2015
LONG-TERM DEBT
Long-term notes	500		500
1.80% USD note due November 2015 [Member]
LONG-TERM DEBT
Long-term notes	1,000		0
4.85% USD note due December 2015
LONG-TERM DEBT
Long-term notes	700		700
5.13% EUR note due October 2017
LONG-TERM DEBT
Long-term notes	1,596		1,344
4.70% USD note due February 2019
LONG-TERM DEBT
Long-term notes	1,250		1,250
4.13% EUR note due December 2020
LONG-TERM DEBT
Long-term notes	871		733
ESOP Debentures 9.36 Percent Due 2011 To 2021
LONG-TERM DEBT
Long-term notes	808	[2]	854	[2]
4.88% EUR note due May 2027
LONG-TERM DEBT
Long-term notes	1,451		1,221
6.25% GBP note due January 2030
LONG-TERM DEBT
Long-term notes	805		753
5.50% USD note due February 2034
LONG-TERM DEBT
Long-term notes	500		500
5.80% USD note due August 2034
LONG-TERM DEBT
Long-term notes	600		600
5.55% USD note due March 2037
LONG-TERM DEBT
Long-term notes	$ 1,400		$ 1,400

[1]	Weighted average long-term interest rates include the effects of interest rate swaps and net investment hedges discussed in Note 5.
[2]	Debt issued by the ESOP is guaranteed by the Company and must be recorded as debt of the Company as discussed in Note 8.

SHORT-TERM AND LONG-TERM DEBT - LONG-TERM DEBT MATURITIES (DETAILS) (USD $) In Millions, unless otherwise specified	Jun. 30, 2011
Long-term debt maturities - 2012	$ 2,994
Long-term debt maturities - 2013	3,839
Long-term debt maturities - 2014	2,229
Long-term debt maturities - 2015	3,021
Long-term debt maturities - 2016	$ 2,300

RISK MANAGEMENT ACTIVITIES AND FAIR VALUE MEASUREMENTS - ADDITIONAL INFORMATION (DETAILS) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Jun. 30, 2011	Jun. 30, 2010
Notes to Financial Statements [Abstract]
Aggregate fair value of credit risk management instruments under standard netting agreements that are in a net liability position	$ 143
Currency effects of net investment hedges reflected in OCI	(1,176)	789
Accumulated net balances of net investement hedges	$ 4,446	$ 3,270

RISK MANAGEMENT ACTIVITIES AND FAIR VALUE MEASUREMENTS - FINANCIAL ASSETS AND LIABILITIES THAT ARE MEASURED AT FAIR VALUE ON A RECURRING BASIS (DETAILS) (USD $) In Millions, unless otherwise specified	Jun. 30, 2011		Jun. 30, 2010
Assets at fair value:
Investment securities	$ 39		$ 57
Total assets at fair value	389	[1]	353	[1]
Liabilities at fair value:
Total liabilities at fair value	301	[2]	375	[2]
Other Foreign Currency Instruments
Assets at fair value:
Derivative assets	182	[3]	81	[3]
Liabilities at fair value:
Derivative liabilities	43	[3]	175	[3]
Interest Rate
Assets at fair value:
Derivative assets	163		191
Derivatives in Net Investment Hedging Relationships
Assets at fair value:
Derivative assets	0		14
Liabilities at fair value:
Derivative liabilities	138		23
Commodities
Assets at fair value:
Derivative assets	4		10
Liabilities at fair value:
Derivative liabilities	1		0
Foreign currency hedges
Assets at fair value:
Derivative assets	1		0
Liabilities at fair value:
Derivative liabilities	119		177
Fair Value, Inputs, Level 1
Assets at fair value:
Investment securities	16		12
Total assets at fair value	16	[1]	12	[1]
Liabilities at fair value:
Total liabilities at fair value	0	[2]	0	[2]
Fair Value, Inputs, Level 1 | Other Foreign Currency Instruments
Assets at fair value:
Derivative assets	0	[3]	0	[3]
Liabilities at fair value:
Derivative liabilities	0	[3]	0	[3]
Fair Value, Inputs, Level 1 | Interest Rate
Assets at fair value:
Derivative assets	0		0
Fair Value, Inputs, Level 1 | Derivatives in Net Investment Hedging Relationships
Assets at fair value:
Derivative assets	0		0
Liabilities at fair value:
Derivative liabilities	0		0
Fair Value, Inputs, Level 1 | Commodities
Assets at fair value:
Derivative assets	0		0
Liabilities at fair value:
Derivative liabilities	0		0
Fair Value, Inputs, Level 1 | Foreign currency hedges
Assets at fair value:
Derivative assets	0		0
Liabilities at fair value:
Derivative liabilities	0		0
Fair Value, Inputs, Level 2
Assets at fair value:
Investment securities	0		0
Total assets at fair value	350	[1]	296	[1]
Liabilities at fair value:
Total liabilities at fair value	301	[2]	375	[2]
Fair Value, Inputs, Level 2 | Other Foreign Currency Instruments
Assets at fair value:
Derivative assets	182	[3]	81	[3]
Liabilities at fair value:
Derivative liabilities	43	[3]	175	[3]
Fair Value, Inputs, Level 2 | Interest Rate
Assets at fair value:
Derivative assets	163		191
Fair Value, Inputs, Level 2 | Derivatives in Net Investment Hedging Relationships
Assets at fair value:
Derivative assets	0		14
Liabilities at fair value:
Derivative liabilities	138		23
Fair Value, Inputs, Level 2 | Commodities
Assets at fair value:
Derivative assets	4		10
Liabilities at fair value:
Derivative liabilities	1		0
Fair Value, Inputs, Level 2 | Foreign currency hedges
Assets at fair value:
Derivative assets	1		0
Liabilities at fair value:
Derivative liabilities	119		177
Fair Value, Inputs, Level 3
Assets at fair value:
Investment securities	23		45
Total assets at fair value	23	[1]	45	[1]
Liabilities at fair value:
Total liabilities at fair value	0	[2]	0	[2]
Fair Value, Inputs, Level 3 | Other Foreign Currency Instruments
Assets at fair value:
Derivative assets	0	[3]	0	[3]
Liabilities at fair value:
Derivative liabilities	0	[3]	0	[3]
Fair Value, Inputs, Level 3 | Interest Rate
Assets at fair value:
Derivative assets	0		0
Fair Value, Inputs, Level 3 | Derivatives in Net Investment Hedging Relationships
Assets at fair value:
Derivative assets	0		0
Liabilities at fair value:
Derivative liabilities	0		0
Fair Value, Inputs, Level 3 | Commodities
Assets at fair value:
Derivative assets	0		0
Liabilities at fair value:
Derivative liabilities	0		0
Fair Value, Inputs, Level 3 | Foreign currency hedges
Assets at fair value:
Derivative assets	0		0
Liabilities at fair value:
Derivative liabilities	$ 0		$ 0

[1]	Investment securities are presented in other noncurrent assets and all derivative assets are presented in prepaid expenses and other current assets or other noncurrent assets.
[2]	All liabilities are presented in accrued and other liabilities or other noncurrent liabilities.
[3]	Other foreign currency instruments are comprised of foreign currency financial instruments that do not qualify as hedges.

RISK MANAGEMENT ACTIVITIES AND FAIR VALUE MEASUREMENTS - FAIR VALUES AND AMOUNTS OF GAINS AND LOSSES ON QUALIFYING AND NON-QUAIFYING FINANCIAL INSTRUMENTS USED IN HEDGING TRANSACTIONS (DETAILS) (USD $)
In Millions, unless otherwise specified	12 Months Ended
	Jun. 30, 2011		Jun. 30, 2010
Derivatives in Cash Flow Hedging Relationships
Notional Amount	$ 847		$ 733
Fair Value Asset (Liability)	(114)		(167)
Amount of Gain (Loss) Recognized in AOCI on Derivative (Effective Portion)	50		53
Amount of Gain or (Loss) Reclassified from Accumulated OCI into Income (Effective Portion)	(50)	[1]	(132)	[1]
Derivatives in Cash Flow Hedging Relationships | Interest Rate
Notional Amount	0		0
Fair Value Asset (Liability)	0		0
Amount of Gain (Loss) Recognized in AOCI on Derivative (Effective Portion)	15		19
Amount of Gain or (Loss) Reclassified from Accumulated OCI into Income (Effective Portion)	7	[1]	(8)	[1]
Derivatives in Cash Flow Hedging Relationships | Foreign currency hedges
Notional Amount	831		690
Fair Value Asset (Liability)	(118)		(177)
Amount of Gain (Loss) Recognized in AOCI on Derivative (Effective Portion)	32		23
Amount of Gain or (Loss) Reclassified from Accumulated OCI into Income (Effective Portion)	(77)	[1]	(48)	[1]
Derivatives in Cash Flow Hedging Relationships | Commodities
Notional Amount	16		43
Fair Value Asset (Liability)	4		10
Amount of Gain (Loss) Recognized in AOCI on Derivative (Effective Portion)	3		11
Amount of Gain or (Loss) Reclassified from Accumulated OCI into Income (Effective Portion)	20	[1]	(76)	[1]
Derivatives in Net Investment Hedging Relationships
Notional Amount	1,540		1,586
Fair Value Asset (Liability)	(138)		(9)
Amount of Gain (Loss) Recognized in AOCI on Derivative (Effective Portion)	(88)		(8)
Amount of Gain (Loss) Recognized in Income	0	[2]	3	[2]
Derivatives in Fair Value Hedging Relationships
Amount of Gain (Loss) Recognized in Income	3	[2]	(5)	[2]
Derivatives in Fair Value Hedging Relationships | Interest Rate
Notional Amount	10,308		7,942
Fair Value Asset (Liability)	163		191
Amount of Gain (Loss) Recognized in Income	(28)	[2]	191	[2]
Derivatives in Fair Value Hedging Relationships | Debt
Amount of Gain (Loss) Recognized in Income	31	[2]	(196)	[2]
Derivatives Not Designated as Hedging Instruments
Notional Amount	14,996		11,864
Fair Value Asset (Liability)	138		(94)
Amount of Gain (Loss) Recognized in Income	1,362	[3]	(813)	[3]
Derivatives Not Designated as Hedging Instruments | Foreign currency hedges
Notional Amount	14,957		11,845
Fair Value Asset (Liability)	139		(94)
Amount of Gain (Loss) Recognized in Income	1,359	[3],[4]	(814)	[3],[4]
Derivatives Not Designated as Hedging Instruments | Commodities
Notional Amount	39		19
Fair Value Asset (Liability)	(1)		0
Amount of Gain (Loss) Recognized in Income	$ 3	[3]	$ 1	[3]

[1]	The gain or loss on the effective portion of cash flow hedging relationships is reclassified from accumulated OCI into net income in the same period during which the related item affects earnings. Such amounts are included in the Consolidated Statements of Earnings as follows: interest rate contracts in interest expense, foreign currency contracts in selling, general and administrative and interest expense, and commodity contracts in cost of products sold.
[2]	The gain or loss on the ineffective portion of interest rate contracts and net investment hedges, if any, is included in the Consolidated Statements of Earnings in interest expense.
[3]	The gain or loss on contracts not designated as hedging instruments is included in the Consolidated Statements of Earnings as follows: foreign currency contracts in selling, general and administrative expense and commodity contracts in cost of products sold.
[4]	The gain or loss on non-qualifying foreign currency contracts substantially offsets the foreign currency mark-to-market impact of the related exposure.

EARNINGS PER SHARE (DETAILS) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2009	Sep. 30, 2009	Jun. 30, 2011		Jun. 30, 2010		Jun. 30, 2009
Earnings Per Share Reconciliation [Abstract]
NET EARNINGS FROM CONTINUING OPERATIONS									$ 11,797	[1]	$ 10,946	[1]	$ 10,680	[1]
Preferred dividends, net of tax benefits									(233)		(219)		(192)
NET EARNINGS FROM CONTINUING OPERATIONS AVAILABLE TO COMMON SHAREHOLDERS									11,564	[1]	10,727	[1]	10,488	[1]
DILUTED NET EARNINGS FROM CONTINUING OPERATIONS									11,797	[1]	10,946	[1]	10,680	[1]
Net earnings from discontinued operations	0	0	0	0	0	0	1,510	280	0		1,790		2,756
NET EARNINGS ATTRIBUTABLE TO PROCTER & GAMBLE	$ 2,510	$ 2,873	$ 3,333	$ 3,081	$ 2,185	$ 2,585	$ 4,659	$ 3,307	$ 11,797	[1]	$ 12,736	[1]	$ 13,436	[1]
Weighted Average Number of Shares Outstanding, Diluted [Abstract]
Basic weighted average common shares outstanding									2,804		2,900.8		2,952.2
Effect of dilutive securities
Conversion of preferred shares									128.5	[2]	134	[2]	139.2	[2]
Exercise of stock options and other unvested equity awards									69.4	[3]	64.5	[3]	62.7	[3]
DILUTED WEIGHTED AVERAGE COMMON SHARES OUTSTANDING									3,001.9		3,099.3		3,154.1

[1]	Net earnings per share are calculated on net earnings attributable to Procter & Gamble.
[2]	Despite being included currently in diluted net earnings per common share, the actual conversion to common stock occurs pursuant to the repayment of the ESOPs' obligations through 2035.
[3]	Approximately 93 million in 2011, 101 million in 2010 and 92 million in 2009 of the Company's outstanding stock options were not included in the diluted net earnings per share calculation because the options were out of the money or to do so would have been antidilutive (i.e., the total proceeds upon exercise would have exceeded the market value of the underlying common shares).

EARNINGS PER SHARE - ANTIDILUTIVE SECURITIES (DETAILS) (Stock Options [Member]) In Millions, unless otherwise specified	12 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2009
Stock Options [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Outstanding stock options not included in the diluted net earnings per share calculation because the options were out of the money or to do so would have been antidilutive, approximately	93	101	92

STOCK-BASED COMPENSATION - ADDITIONAL INFORMATION (DETAILS) (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Jun. 30, 2011 years	Jun. 30, 2010	Jun. 30, 2009
Key manager stock option awards granted since September 2002, life (years)	10
Key manager stock option awards granted from July 1998 through August 2002, life (years)	15
Key manager stock option awards, amount which can be received in RSUs	50.00%
Stock-based compensation expense for stock option grants	$ 358	$ 417	$ 460
Total compensation cost for restricted stock, RSUs and other stock-based grants	56	36	56
Recognized income tax benefit for these stock-based compensation arrangements	117	118	137
Weighted average grant-date fair value of options granted	$ 11.09	$ 13.47	$ 11.67
Total intrinsic value of options exercised	628	342	434
Total grant-date fair value of options that vested	445	563	537
Cash received from options exercised	1,237	703	639
Tax benefit realized for the tax deductions from option exercises	188	89	146
Shares of common stock authorized for issuance	180
Shares of common stock available for grant	122
Stock Options [Member]
Compensation cost that has not yet been recognized related to stock awards	372
Compensation cost that has not yet been recognized related to stock awards, expected to be recognized over a weighted average period, years	1.8
Restricted Stock, RSUs and PSUs [Member]
Compensation cost that has not yet been recognized related to stock awards	$ 98
Compensation cost that has not yet been recognized related to stock awards, expected to be recognized over a weighted average period, years	3

STOCK-BASED COMPENSATION - ASSUMPTIONS UTIILIZED IN THE BINOMIAL LATTICE-BASED VALUATION MODEL (DETAILS)	12 Months Ended
	Jun. 30, 2011 years	Jun. 30, 2010 years	Jun. 30, 2009 years
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate	3.40%	3.70%	3.60%
Dividend yield	2.40%	2.20%	2.00%
Weighted average volatility	16.00%	18.00%	21.00%
Expected life in years	8.8	8.8	8.7
Lower Limit
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate	0.30%	0.30%	0.70%
Expected volatility	14.00%	15.00%	18.00%
Upper Limit
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate	3.70%	4.00%	3.80%
Expected volatility	18.00%	20.00%	34.00%

STOCK-BASED COMPENSATION - OPTIONS OUTSTANDING (DETAILS) (USD $) In Millions, except Share data in Thousands, unless otherwise specified	12 Months Ended
Jun. 30, 2011 years
Options
Outstanding, beginning of year	364,971
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period	29,141
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period	(29,065)
Share-based Compensation Arrangement by Share-based Payment Award, Options, Forfeitures and Expirations in Period	(1,873)
OUTSTANDING, END OF YEAR	363,174
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Number	271,096
Weighted Avg. Exercise Price
Outstanding, beginning of year	$ 50.16
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price	$ 62.85
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period, Weighted Average Exercise Price	$ 42.55
Share-based Compensation Arrangement by Share-based Payment Award, Options, Forfeitures and Expirations in Period, Weighted Average Exercise Price	$ 57.81
OUTSTANDING, END OF YEAR	$ 51.75
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Exercise Price	$ 49.69
Weighted Avg. Remaining Contractual Life in Years
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term	5.3
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Remaining Contractual Term	4.2
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Intrinsic Value	$ 4,398
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Intrinsic Value	$ 3,837

POSTRETIREMENT BENEFITS AND EMPLOYEE STOCK OWNERSHIP PLAN - ADDITIONAL INFORMATION (DETAILS) (USD $)	12 Months Ended												12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2009	Jun. 30, 2011 Equity Securities	Jun. 30, 2011 Bonds	Jun. 30, 2011 Treasury Stock	Jun. 30, 2011 Defined Contribution Pension	Jun. 30, 2010 Defined Contribution Pension	Jun. 30, 2009 Defined Contribution Pension	Jun. 30, 2011 Defined Contribution Pension Series A Preferred Stock	Jun. 30, 1989 Defined Contribution Pension Series A Preferred Stock	Jun. 30, 2011 Other Retiree Benefits		Jun. 30, 2010 Other Retiree Benefits		Jun. 30, 2011 Other Retiree Benefits Series B Preferred Stock	Jun. 30, 1991 Other Retiree Benefits Series B Preferred Stock
Total global defined contribution expense		$ 347,000,000	$ 344,000,000	$ 364,000,000
Contribution rate as an approximate percentage of total participants' annual wages and salaries								15.00%	15.00%	15.00%
Accumulated benefit obligation for defined benefit retirement pension plans		10,436,000,000	9,708,000,000
Expected long-term rates of return for plan assets, minimum					8.00%	5.00%
Expected long-term rates of return for plan assets, maximum					9.00%	6.00%
Expected long-term rates of return for plan assets							9.50%						9.20%	[1]	9.10%	[1]
Estimate of cash requirements for the defined benefit retirement plans	391,000,000
Estimate of cash requirements for other retiree benefit plans	25,000,000
Defined benefit retirement plans, expected benefit payments from the Company directly to participants of unfunded plans	146,000,000
Defined benefit retirement plans, expected contributions to funded plans	245,000,000
ESOP borrowings to purchase ESOP Convertible Class A Preferred Stock												1,000,000,000						1,000,000,000
ESOP debt											$ 144,000,000						$ 405,000,000
DIVIDENDS PER COMMON SHARE		$ 1.97	$ 1.8	$ 1.64
Dividend per share											$ 1.97						$ 1.97
Liquidation value per share											$ 6.82						$ 12.96

[1]	Determined as of beginning of year and adjusted for acquisitions.

POSTRETIREMENT BENEFITS AND EMPLOYEE STOCK OWNERSHIP PLAN - RECONCILIATION OF BENEFIT OBLIGATIONS AND PLAN ASSETS (DETAILS) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Jun. 30, 2011		Jun. 30, 2010		Jun. 30, 2009
Pension Benefits
CHANGE IN BENEFIT OBLIGATION
Benefit obligation at beginning of year	$ 11,245	[1],[2]	$ 10,016	[1],[2]
Service cost	270	[2]	218	[2]	214
Interest cost	588	[2]	579	[2]	551
Participants' contributions	21	[2]	19	[2]
Amendments	93	[2]	66	[2]
Actuarial loss	(633)	[2]	1,738	[2]
Acquisitions (divestitures)	0	[2]	(13)	[2]
Curtailments and settlements	0	[2]	4	[2]
Special termination benefits	0	[2]	0	[2]
Currency translation and other	1,137	[2]	(798)	[2]
Benefit payments	(492)	[2]	(584)	[2]
BENEFIT OBLIGATION AT END OF YEAR	12,229	[1],[2]	11,245	[1],[2]	10,016	[1],[2]
CHANGE IN PLAN ASSETS
Fair value of plan assets at beginning of year	6,562	[2]	6,310	[2]
Actual return on plan assets	685	[2]	839	[2]
Acquisitions (divestitures)	0	[2]	(6)	[2]
Employer contributions	555	[2]	439	[2]
Participants' contributions	21	[2]	19	[2]
Currency translation and other	631	[2]	(455)	[2]
ESOP debt impacts	0	[2],[3]	0	[2],[3]
Benefit payments	(492)	[2]	(584)	[2]
FAIR VALUE OF PLAN ASSETS AT END OF YEAR	7,962	[2]	6,562	[2]	6,310	[2]
FUNDED STATUS	(4,267)	[2]	(4,683)	[2]
Other Retiree Benefits
CHANGE IN BENEFIT OBLIGATION
Benefit obligation at beginning of year	4,778	[1],[4]	3,928	[1],[4]
Service cost	146	[4]	103	[4]	91
Interest cost	270	[4]	253	[4]	243
Participants' contributions	67	[4]	58	[4]
Amendments	7	[4]	0	[4]
Actuarial loss	(235)	[4]	633	[4]
Acquisitions (divestitures)	0	[4]	0	[4]
Curtailments and settlements	0	[4]	0	[4]
Special termination benefits	3	[4]	14	[4]
Currency translation and other	89	[4]	30	[4]
Benefit payments	(239)	[4]	(241)	[4]
BENEFIT OBLIGATION AT END OF YEAR	4,886	[1],[4]	4,778	[1],[4]	3,928	[1],[4]
CHANGE IN PLAN ASSETS
Fair value of plan assets at beginning of year	2,843	[4]	2,394	[4]
Actual return on plan assets	253	[4]	596	[4]
Acquisitions (divestitures)	0	[4]	0	[4]
Employer contributions	29	[4]	22	[4]
Participants' contributions	67	[4]	58	[4]
Currency translation and other	2	[4]	0	[4]
ESOP debt impacts	20	[3],[4]	14	[3],[4]
Benefit payments	(239)	[4]	(241)	[4]
FAIR VALUE OF PLAN ASSETS AT END OF YEAR	2,975	[4]	2,843	[4]	2,394	[4]
FUNDED STATUS	$ (1,911)	[4]	$ (1,935)	[4]

[1]	For the pension benefit plans, the benefit obligation is the projected benefit obligation. For other retiree benefit plans, the benefit obligation is the accumulated postretirement benefit obligation.
[2]	Primarily non-U.S.-based defined benefit retirement plans.
[3]	Represents the net impact of ESOP debt service requirements, which is netted against plan assets for other retiree benefits.
[4]	Primarily U.S.-based other postretirement benefit plans.

POSTRETIREMENT BENEFITS AND EMPLOYEE STOCK OWNERSHIP PLAN - RECONCILIATION OF BENEFIT PLANS RECOGNIZED IN THE BALANCE SHEET (DETAILS) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Jun. 30, 2011	Jun. 30, 2010
Pension Benefits
CLASSIFICATION OF NET AMOUNT RECOGNIZED
Noncurrent assets	$ 168	$ 56
Current liability	(47)	(38)
Noncurrent liability	(4,388)	(4,701)
NET AMOUNT RECOGNIZED	(4,267)	(4,683)
AMOUNTS RECOGNIZED IN ACCUMULATED OTHER COMPREHENSIVE INCOME (AOCI)
Net actuarial loss	2,315	3,038
Prior service cost (credit)	354	275
NET AMOUNTS RECOGNIZED IN AOCI	2,669	3,313
CHANGE IN PLAN ASSETS AND BENEFIT OBLIGATIONS RECOGNIZED IN ACCUMULATED OTHER COMPREHENSIVE INCOME (AOCI)
Net actuarial loss - current year	(827)	1,343
Prior service cost - current year	93	66
Amortization of net actuarial loss	(154)	(91)
Amortization of prior service (cost) / credit	(18)	(15)
Settlement / curtailment cost	0	(3)
Currency translation and other	262	(190)
TOTAL CHANGE IN AOCI	(644)	1,110
NET AMOUNTS RECOGNIZED IN PERIODIC BENEFIT COST AND AOCI	(106)	1,579
Other Retiree Benefits
CLASSIFICATION OF NET AMOUNT RECOGNIZED
Noncurrent assets	0	0
Current liability	(24)	(20)
Noncurrent liability	(1,887)	(1,915)
NET AMOUNT RECOGNIZED	(1,911)	(1,935)
AMOUNTS RECOGNIZED IN ACCUMULATED OTHER COMPREHENSIVE INCOME (AOCI)
Net actuarial loss	2,181	2,319
Prior service cost (credit)	(92)	(119)
NET AMOUNTS RECOGNIZED IN AOCI	2,089	2,200
CHANGE IN PLAN ASSETS AND BENEFIT OBLIGATIONS RECOGNIZED IN ACCUMULATED OTHER COMPREHENSIVE INCOME (AOCI)
Net actuarial loss - current year	(60)	491
Prior service cost - current year	7	0
Amortization of net actuarial loss	(96)	(20)
Amortization of prior service (cost) / credit	18	21
Settlement / curtailment cost	0	0
Currency translation and other	20	0
TOTAL CHANGE IN AOCI	(111)	492
NET AMOUNTS RECOGNIZED IN PERIODIC BENEFIT COST AND AOCI	$ (124)	$ 349

POSTRETIREMENT BENEFITS AND EMPLOYEE STOCK OWNERSHIP PLAN - PENSION PLANS WITH ACCUMULATED AND PROJECTED BENEFIT OBLIGATIONS IN EXCESS OF PLAN ASSETS (DETAILS) (USD $)
In Millions, unless otherwise specified	Jun. 30, 2011	Jun. 30, 2010
Accumulated Benefit Obligation Exceeds the Fair Value of Plan Assets
Projected benefit obligation	$ 6,817	$ 10,577
Accumulated benefit obligation	5,923	9,194
Fair value of plan assets	2,845	5,900
Projected Benefit Obligation Exceeds the Fair Value of Plan Assets
Projected benefit obligation	10,650	11,059
Accumulated benefit obligation	8,940	9,531
Fair value of plan assets	$ 6,214	$ 6,320

POSTRETIREMENT BENEFITS AND EMPLOYEE STOCK OWNERSHIP PLAN - COMPONENTS OF NET PERIODIC BENEFIT COST (DETAILS) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Jun. 30, 2011		Jun. 30, 2010		Jun. 30, 2009
Pension Benefits
Service cost	$ 270	[1]	$ 218	[1]	$ 214
Interest cost	588	[1]	579	[1]	551
Expected return on plan assets	(492)		(437)		(473)
Prior service cost (credit) amortization	18		15		14
Net actuarial loss amortization	154		91		29
Curtailments, settlements and other	0		3		6
GROSS BENEFIT COST (CREDIT)	538		469		341
Dividends on ESOP preferred stock	0		0		0
NET PERIODIC BENEFIT COST (CREDIT)	538		469		341
Other Retiree Benefits
Service cost	146	[2]	103	[2]	91
Interest cost	270	[2]	253	[2]	243
Expected return on plan assets	(431)		(429)		(444)
Prior service cost (credit) amortization	(18)		(21)		(23)
Net actuarial loss amortization	96		20		2
Curtailments, settlements and other	3		14		0
GROSS BENEFIT COST (CREDIT)	66		(60)		(131)
Dividends on ESOP preferred stock	(79)		(83)		(86)
NET PERIODIC BENEFIT COST (CREDIT)	$ (13)		$ (143)		$ (217)

[1]	Primarily non-U.S.-based defined benefit retirement plans.
[2]	Primarily U.S.-based other postretirement benefit plans.

POSTRETIREMENT BENEFITS AND EMPLOYEE STOCK OWNERSHIP PLAN - AMOUNTS EXPECTED TO BE AMORTIZED FROM ACCUMULATED OTHER COMPREHENSIVE INCOME INTO NET PERIODIC BENEFIT COST (DETAILS) (USD $)
In Millions, unless otherwise specified	12 Months Ended
Jun. 30, 2011
Pension Benefits
Net actuarial loss	$ 105
Prior service cost (credit)	23
Other Retiree Benefits
Net actuarial loss	99
Prior service cost (credit)	$ (20)

POSTRETIREMENT BENEFITS AND EMPLOYEE STOCK OWNERSHIP PLAN - WEIGHTED AVERAGE ASSUMPTIONS FOR THE BENEFIT CALCULATIONS AS WELL AS ASSUMED HEALTH CARE TREND RATES (DETAILS)	12 Months Ended
	Jun. 30, 2011		Jun. 30, 2010
Pension Benefits
ASSUMPTIONS USED TO DETERMINE BENEFIT OBLIGATIONS
Discount rate	5.30%	[1]	5.00%	[1]
Rate of compensation increase	3.50%	[1]	3.50%	[1]
ASSUMPTIONS USED TO DETERMINE NET PERIODIC BENEFIT COST
Discount rate	5.00%	[2]	6.00%	[2]
Expected long-term rates of return for plan assets	7.00%	[2]	7.10%	[2]
Rate of compensation increase	3.50%	[2]	3.70%	[2]
Other Retiree Benefits
ASSUMPTIONS USED TO DETERMINE BENEFIT OBLIGATIONS
Discount rate	5.70%	[1]	5.40%	[1]
Rate of compensation increase	0.00%	[1]	0.00%	[1]
ASSUMPTIONS USED TO DETERMINE NET PERIODIC BENEFIT COST
Discount rate	5.40%	[2]	6.40%	[2]
Expected long-term rates of return for plan assets	9.20%	[2]	9.10%	[2]
Rate of compensation increase	0.00%	[2]	0.00%	[2]
ASSUMED HEALTH CARE COST TREND RATES
Health care cost trend rates assumed for next year	8.50%		8.50%
Rate to which the health care cost trend rate is assumed to decline (ultimate trend rate)	5.00%		5.00%
Year that the rate reaches the ultimate trend rate	2018		2017

[1]	Determined as of end of year.
[2]	Determined as of beginning of year and adjusted for acquisitions.

POSTRETIREMENT BENEFITS AND EMPLOYEE STOCK OWNERSHIP PLAN - ONE-PERCENTAGE POINT CHANGE IN ASSUMED HEALTH CARE COST TREND RATES (DETAILS) (USD $) In Millions, unless otherwise specified	12 Months Ended
Jun. 30, 2011
One-Percentage Point Increase (Decrease)
Effect on total of service and interest cost components	$ 79
Effect on total of service and interest cost components	(61)
Effect on postretirement benefit obligation	681
Effect on postretirement benefit obligation	$ (547)

POSTRETIREMENT BENEFITS AND EMPLOYEE STOCK OWNERSHIP PLAN - TARGET AND ACTUAL ASSET ALLOCATION (DETAILS)	12 Months Ended
	Jun. 30, 2011	Jun. 30, 2010
Pension Benefits
Target Asset Allocation
Cash	2.00%
Equity securities	47.00%
Debt securities	51.00%
TOTAL	100.00%
Asset Allocation
Equity securities	46.00%	43.00%
Debt securities	52.00%	53.00%
Cash	2.00%	4.00%
TOTAL	100.00%	100.00%
Other Retiree Benefits
Target Asset Allocation
Cash	2.00%
Equity securities	90.00%
Debt securities	8.00%
TOTAL	100.00%
Asset Allocation
Equity securities	91.00%	91.00%
Debt securities	8.00%	9.00%
Cash	1.00%	0.00%
TOTAL	100.00%	100.00%

POSTRETIREMENT BENEFITS AND EMPLOYEE STOCK OWNERSHIP PLAN - FAIR VALUE OF PLAN ASETS (DETAILS) (USD $) In Millions, unless otherwise specified	Jun. 30, 2011		Jun. 30, 2010		Jun. 30, 2009
Pension Benefits
Fair value of plan assets	$ 7,962	[1]	$ 6,562	[1]	$ 6,310	[1]
Pension Benefits | Fair Value, Inputs, Level 1
Fair value of plan assets	268		312
Pension Benefits | Fair Value, Inputs, Level 2
Fair value of plan assets	7,639		6,194
Pension Benefits | Fair Value, Inputs, Level 3
Fair value of plan assets	55		56
Pension Benefits | Cash and Cash Equivalents
Fair value of plan assets	189		238
Pension Benefits | Cash and Cash Equivalents | Fair Value, Inputs, Level 1
Fair value of plan assets	189		238
Pension Benefits | Cash and Cash Equivalents | Fair Value, Inputs, Level 2
Fair value of plan assets	0		0
Pension Benefits | Cash and Cash Equivalents | Fair Value, Inputs, Level 3
Fair value of plan assets	0		0
Pension Benefits | Government Bonds
Fair value of plan assets	68		62
Pension Benefits | Government Bonds | Fair Value, Inputs, Level 1
Fair value of plan assets	68		62
Pension Benefits | Government Bonds | Fair Value, Inputs, Level 2
Fair value of plan assets	0		0
Pension Benefits | Government Bonds | Fair Value, Inputs, Level 3
Fair value of plan assets	0		0
Pension Benefits | Company Stock
Fair value of plan assets	11		12
Pension Benefits | Company Stock | Fair Value, Inputs, Level 1
Fair value of plan assets	11		12
Pension Benefits | Company Stock | Fair Value, Inputs, Level 2
Fair value of plan assets	0		0
Pension Benefits | Company Stock | Fair Value, Inputs, Level 3
Fair value of plan assets	0		0
Pension Benefits | Common Collective Trust Fund - Equity
Fair value of plan assets	3,612		2,814
Pension Benefits | Common Collective Trust Fund - Equity | Fair Value, Inputs, Level 1
Fair value of plan assets	0		0
Pension Benefits | Common Collective Trust Fund - Equity | Fair Value, Inputs, Level 2
Fair value of plan assets	3,612		2,814
Pension Benefits | Common Collective Trust Fund - Equity | Fair Value, Inputs, Level 3
Fair value of plan assets	0		0
Pension Benefits | Common Collective Trust Fund - Fixed Income
Fair value of plan assets	4,027		3,380
Pension Benefits | Common Collective Trust Fund - Fixed Income | Fair Value, Inputs, Level 1
Fair value of plan assets	0		0
Pension Benefits | Common Collective Trust Fund - Fixed Income | Fair Value, Inputs, Level 2
Fair value of plan assets	4,027		3,380
Pension Benefits | Common Collective Trust Fund - Fixed Income | Fair Value, Inputs, Level 3
Fair value of plan assets	0		0
Pension Benefits | Other Assets
Fair value of plan assets	55		56
Pension Benefits | Other Assets | Fair Value, Inputs, Level 1
Fair value of plan assets	0		0
Pension Benefits | Other Assets | Fair Value, Inputs, Level 2
Fair value of plan assets	0		0
Pension Benefits | Other Assets | Fair Value, Inputs, Level 3
Fair value of plan assets	55		56
Other Retiree Benefits
Fair value of plan assets	2,975	[2]	2,843	[2]	2,394	[2]
Other Retiree Benefits | Fair Value, Inputs, Level 1
Fair value of plan assets	43		14
Other Retiree Benefits | Fair Value, Inputs, Level 2
Fair value of plan assets	2,928		2,827
Other Retiree Benefits | Fair Value, Inputs, Level 3
Fair value of plan assets	4		2
Other Retiree Benefits | Cash and Cash Equivalents
Fair value of plan assets	43		14
Other Retiree Benefits | Cash and Cash Equivalents | Fair Value, Inputs, Level 1
Fair value of plan assets	43		14
Other Retiree Benefits | Cash and Cash Equivalents | Fair Value, Inputs, Level 2
Fair value of plan assets	0		0
Other Retiree Benefits | Cash and Cash Equivalents | Fair Value, Inputs, Level 3
Fair value of plan assets	0		0
Other Retiree Benefits | Company Stock
Fair value of plan assets	2,655		2,535
Other Retiree Benefits | Company Stock | Fair Value, Inputs, Level 1
Fair value of plan assets	0		0
Other Retiree Benefits | Company Stock | Fair Value, Inputs, Level 2
Fair value of plan assets	2,655		2,535
Other Retiree Benefits | Company Stock | Fair Value, Inputs, Level 3
Fair value of plan assets	0		0
Other Retiree Benefits | Common Collective Trust Fund - Equity
Fair value of plan assets	41		43
Other Retiree Benefits | Common Collective Trust Fund - Equity | Fair Value, Inputs, Level 1
Fair value of plan assets	0		0
Other Retiree Benefits | Common Collective Trust Fund - Equity | Fair Value, Inputs, Level 2
Fair value of plan assets	41		43
Other Retiree Benefits | Common Collective Trust Fund - Equity | Fair Value, Inputs, Level 3
Fair value of plan assets	0		0
Other Retiree Benefits | Common Collective Trust Fund - Fixed Income
Fair value of plan assets	232		249
Other Retiree Benefits | Common Collective Trust Fund - Fixed Income | Fair Value, Inputs, Level 1
Fair value of plan assets	0		0
Other Retiree Benefits | Common Collective Trust Fund - Fixed Income | Fair Value, Inputs, Level 2
Fair value of plan assets	232		249
Other Retiree Benefits | Common Collective Trust Fund - Fixed Income | Fair Value, Inputs, Level 3
Fair value of plan assets	0		0
Other Retiree Benefits | Other Assets
Fair value of plan assets	4		2
Other Retiree Benefits | Other Assets | Fair Value, Inputs, Level 1
Fair value of plan assets	0		0
Other Retiree Benefits | Other Assets | Fair Value, Inputs, Level 2
Fair value of plan assets	0		0
Other Retiree Benefits | Other Assets | Fair Value, Inputs, Level 3
Fair value of plan assets	$ 4		$ 2

[1]	Primarily non-U.S.-based defined benefit retirement plans.
[2]	Primarily U.S.-based other postretirement benefit plans.

POSTRETIREMENT BENEFITS AND EMPLOYEE STOCK OWNERSHIP PLAN - TOTAL BENEFIT PAYMENTS EXPECTED TO BE PAID (DETAILS) (USD $) In Millions, unless otherwise specified	Jun. 30, 2011
Pension Benefits
EXPECTED BENEFIT PAYMENTS
2012	$ 534
2013	535
2014	560
2015	573
2016	605
2017 - 2021	3,494
Other Retiree Benefits
EXPECTED BENEFIT PAYMENTS
2012	207
2013	225
2014	242
2015	259
2016	275
2017 - 2021	$ 1,631

POSTRETIREMENT BENEFITS AND EMPLOYEE STOCK OWNERSHIP PLAN - ESOP SHARES OUTSTANDING (DETAILS) In Thousands, unless otherwise specified	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2009
Series A Preferred Stock
Allocated	52,281	54,542	56,818
Unallocated	13,006	14,762	16,651
TOTAL	65,287	69,304	73,469
Series B Preferred Stock
Allocated	20,759	20,752	20,991
Unallocated	40,090	41,347	42,522
TOTAL	60,849	62,099	63,513

INCOME TAXES (DETAILS) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2009
Notes to Financial Statements [Abstract]
United States	$ 8,983	$ 8,368	$ 8,409
International	6,206	6,679	6,004
EARNINGS FROM CONTINUING OPERATIONS BEFORE INCOME TAXES	$ 15,189	$ 15,047	$ 14,413

INCOME TAXES - PROVISION FOR INCOME TAXES ON CONTINUING OPERATIONS (DETAILS) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2009
CURRENT TAX EXPENSE
U.S. federal	$ 1,809	$ 2,154	$ 1,619
International	1,188	1,616	1,268
U.S. state and local	266	295	229
Current Income Tax Expense (Benefit), Total	3,263	4,065	3,116
DEFERRED TAX EXPENSE
U.S. federal	205	253	595
International and other	(76)	(217)	22
Total Deferred Income Tax Expense (Benefit), Total	129	36	617
TOTAL TAX EXPENSE	$ 3,392	$ 4,101	$ 3,733

INCOME TAXES - INCOME TAX RATE RECONCILIATION (DETAILS)	12 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2009
Notes to Financial Statements [Abstract]
U.S. federal statutory income tax rate	35.00%	35.00%	35.00%
Country mix impacts of foreign operations	(8.00%)	(7.50%)	(7.10%)
Changes in uncertain tax positions	(3.50%)	(0.40%)	(1.30%)
Patient Protection and Affordable Care Act	0.00%	1.00%	0.00%
Other	(1.20%)	(0.80%)	(0.70%)
EFFECTIVE INCOME TAX RATE	22.30%	27.30%	25.90%

INCOME TAXES - UNRECOGNIZED TAX BENEFITS RECONCILIATION (DETAILS) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2009
Unrecognized Tax Benefit Reconciliation [Roll Forward]
BEGINNING OF YEAR	$ 1,797	$ 2,003	$ 2,582
Increases in tax positions for prior years	323	128	116
Decreases in tax positions for prior years	(388)	(146)	(485)
Increases in tax positions for current year	222	193	225
Settlements with taxing authorities	(168)	(216)	(172)
Lapse in statute of limitations	(94)	(45)	(68)
Currency translation	156	(120)	(195)
END OF YEAR	$ 1,848	$ 1,797	$ 2,003

INCOME TAXES - DEFERRED INCOME TAX ASSETS AND LIABILITIES (DETAILS) (USD $) In Millions, unless otherwise specified	Jun. 30, 2011	Jun. 30, 2010
DEFERRED TAX ASSETS
Pension and postretirement benefits	$ 1,406	$ 1,717
Stock-based compensation	1,284	1,257
Loss and other carryforwards	874	595
Goodwill and other intangible assets	298	312
Accrued marketing and promotion	217	216
Fixed assets	111	102
Unrealized loss on financial and foreign exchange transactions	770	88
Accrued interest and taxes	28	88
Inventory	52	35
Other	834	773
Valuation allowances	(293)	(120)
TOTAL	5,581	5,063
DEFERRED TAX LIABILITIES
Goodwill and other intangible assets	12,206	11,760
Fixed assets	1,742	1,642
Other	211	269
TOTAL	$ 14,159	$ 13,671

INCOME TAXES - ADDITIONAL INFORMATION (DETAILS) (USD $)	1 Months Ended	12 Months Ended
	Mar. 31, 2010	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2009
The Patient Protection and Affordable Care Act (PPACA) resulted in adjustment to deferred tax asset	$ 152,000,000
Tax benefits credited to shareholders' equity		510,000,000	5,000,000
Unrecognized tax benefits, accrued interest		475,000,000	622,000,000	636,000,000
Unrecognized tax benefits, accrued penalties		80,000,000	89,000,000	100,000,000
Unrecognized tax benefits, recognized interest		(197,000,000)	38,000,000	119,000,000
Unrecognized tax benefits, recognized penalties		(16,000,000)	(8,000,000)	(4,000,000)
Undistributed earnings of foreign subsidiaries		35,000,000,000
Liability for unrecognized tax benefit that, if recognized, would impact the effective tax rate		1,424,000,000
Net operating loss carryforwards		2,663,000,000	1,875,000,000
Net Operating Loss, Expiring Within 20 Years
Net operating loss carryforwards		1,019,000,000
Net Operating Loss, Indefinite Life
Net operating loss carryforwards		$ 1,644,000,000

COMMITMENTS AND CONTINGENCIES - PURCHASE OBLIGATIONS (DETAILS) (USD $) In Millions, unless otherwise specified	Jun. 30, 2011
Notes to Financial Statements [Abstract]
Purchase commitments, 2012	$ 1,351
Purchase commitments, 2013	762
Purchase commitments, 2014	368
Purchase commitments, 2015	154
Purchase commitments, 2016	104
Purchase commitments, thereafter	$ 273

COMMITMENTS AND CONTINGENCIES - OPERATING LEASE PAYMENTS (DETAILS) (USD $) In Millions, unless otherwise specified	Jun. 30, 2011
Notes to Financial Statements [Abstract]
Minimum rental commitments, 2012	$ 264
Minimum rental commitments, 2013	224
Minimum rental commitments, 2014	192
Minimum rental commitments, 2015	173
Minimum rental commitments, 2016	141
Minimum rental commitments, thereafter	$ 505

COMMITMENTS AND CONTINGENCIES - ADDITIONAL INFORMATION (DETAILS) (USD $) In Millions, unless otherwise specified	Jun. 30, 2011
Reserves for potential fines for competition law violations	$ 611
Service Agreements
Purchase commitments that relate to service contracts that have been outsourced to third-party suppliers	26.00%

SEGMENT INFORMATION - ADDITIONAL INFORMATION (DETAILS) (USD $) In Billions, unless otherwise specified	12 Months Ended			3 Months Ended	12 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2009	Jun. 30, 2011 Wal-Mart Stores Inc And Affiliates	Jun. 30, 2010 Wal-Mart Stores Inc And Affiliates	Jun. 30, 2009 Wal-Mart Stores Inc And Affiliates
Net sales in the U.S.	$ 30.5	$ 30	$ 29.6
Assets in the U.S.	$ 70.3	$ 70.1
Our largest customer, percentage of consolidated net sales				15.00%	16.00%	16.00%

SEGMENT INFORMATION - GLOBAL SEGMENT RESULTS (DETAILS) (USD $) In Millions, unless otherwise specified	3 Months Ended										12 Months Ended
	Jun. 30, 2011		Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010		Mar. 31, 2010	Dec. 31, 2009	Sep. 30, 2009	Jun. 30, 2011		Jun. 30, 2010		Jun. 30, 2009
NET SALES	$ 20,860		$ 20,230	$ 21,347	$ 20,122	$ 18,926		$ 19,178	$ 21,027	$ 19,807	$ 82,559		$ 78,938		$ 76,694
Earnings from Continuing Operations Before Income Taxes											15,319		15,157		14,499
NET EARNINGS FROM CONTINUING OPERATIONS	2,539		2,906	3,362	3,120	2,202		2,617	3,182	3,055	11,927		11,056		10,766
Depreciation and Amortization											2,838		3,108		3,016
Total Assets	138,354					128,172					138,354		128,172		134,833
Capital Expenditures											3,306		3,067		3,238
BEAUTY
NET SALES											19,937		19,258		18,749
Earnings from Continuing Operations Before Income Taxes											3,415		3,444		3,350
NET EARNINGS FROM CONTINUING OPERATIONS											2,542		2,568		2,519
Depreciation and Amortization											387		448		462
Total Assets	9,544					8,516					9,544		8,516		9,096
Capital Expenditures											504		510		528
GROOMING
NET SALES											8,245		7,864		7,583
Earnings from Continuing Operations Before Income Taxes											2,375		2,211		2,108
NET EARNINGS FROM CONTINUING OPERATIONS											1,775		1,621		1,504
Depreciation and Amortization											645		680		713
Total Assets	24,866					24,568					24,866		24,568		25,096
Capital Expenditures											373		283		292
HEALTH CARE
NET SALES											12,033		11,493		11,288
Earnings from Continuing Operations Before Income Taxes											2,720		2,809		2,786
NET EARNINGS FROM CONTINUING OPERATIONS											1,796		1,860		1,835
Depreciation and Amortization											359		385		369
Total Assets	7,796					7,142					7,796		7,142		7,206
Capital Expenditures											409		383		372
SNACKS AND PET CARE
NET SALES											3,156		3,135		3,114
Earnings from Continuing Operations Before Income Taxes											356		499		388
NET EARNINGS FROM CONTINUING OPERATIONS											241		326		234
Depreciation and Amortization											102		92		100
Total Assets	1,324					1,237					1,324		1,237		1,123
Capital Expenditures											143		86		72
FABRIC CARE AND HOME CARE
NET SALES											24,837		23,805		23,186
Earnings from Continuing Operations Before Income Taxes											4,714		5,076		4,663
NET EARNINGS FROM CONTINUING OPERATIONS											3,009		3,339		3,032
Depreciation and Amortization											582		604		578
Total Assets	11,257					9,650					11,257		9,650		10,419
Capital Expenditures											850		766		808
BABY CARE AND FAMILY CARE
NET SALES											15,606		14,736		14,103
Earnings from Continuing Operations Before Income Taxes											3,181		3,270		2,827
NET EARNINGS FROM CONTINUING OPERATIONS											1,978		2,049		1,770
Depreciation and Amortization											549		612		570
Total Assets	7,184					6,406					7,184		6,406		6,259
Capital Expenditures											912		852		902
Corporate
NET SALES											(1,255)	[1]	(1,353)	[1]	(1,329)	[1]
Earnings from Continuing Operations Before Income Taxes											(1,442)	[1]	(2,152)	[1]	(1,623)	[1]
NET EARNINGS FROM CONTINUING OPERATIONS											586	[1]	(707)	[1]	(128)	[1]
Depreciation and Amortization											214	[1]	287	[1]	224	[1]
Total Assets	76,383	[1]				70,653	[1]				76,383	[1]	70,653	[1]	75,634	[1]
Capital Expenditures											$ 115	[1]	$ 187	[1]	$ 264	[1]

[1]	The Corporate reportable segment includes the total assets and capital expenditures of the coffee and pharmaceuticals businesses prior to their divestitures in November 2008 and October 2009, respectively.

DISCONTINUED OPERATIONS - ADDITIONAL INFORMATION (DETAILS) (USD $) Share data in Millions, unless otherwise specified	1 Months Ended	12 Months Ended
	Oct. 31, 2010	Jun. 30, 2010	Jun. 30, 2009
Divestiture of our global pharmaceuticals business to Warner Chilcott plc (Warner Chilcott), net of assumed and transferred liabilities	$ 2,800,000,000
Shares tendered for Folgers coffee subsidiary (in shares)			38.7
Increase of treasury stock as a result of the merger, shares of common stock of the Company were tendered by shareholders and exchanged for all shares of Folgers common stock			2,466,000,000
After-tax gain on the transaction, which is included in net earnings from discontinued operations		$ 1,464,000,000	$ 2,011,000,000

DISCONTINUED OPERATIONS - NET EARNINGS FROM DISCONTINUED OPERATIONS (DETAILS) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2009	Sep. 30, 2009	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2009
Net sales									$ 0	$ 751	$ 3,003
Earnings from discontinued operations									0	306	1,124
Income tax expense									0	(101)	(379)
Gain on sale of discontinued operation									0	2,632	1,896
Income tax benefit (expense) on sale									0	(1,047)	115
Net earnings from discontinued operations	0	0	0	0	0	0	1,510	280	0	1,790	2,756
Pharmaceuticals Business
Net sales									0	751	2,335
Earnings from discontinued operations									0	306	912
Income tax expense									0	(101)	(299)
Gain on sale of discontinued operation									0	2,632	0
Income tax benefit (expense) on sale									0	(1,047)	0
Net earnings from discontinued operations									0	1,790	613
Coffee Business
Net sales									0	0	668
Earnings from discontinued operations									0	0	212
Income tax expense									0	0	(80)
Gain on sale of discontinued operation									0	0	1,896
Income tax benefit (expense) on sale									0	0	115
Net earnings from discontinued operations									$ 0	$ 0	$ 2,143

QUARTERLY RESULTS (UNAUDITED) (DETAILS) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended																12 Months Ended
	Jun. 30, 2011		Mar. 31, 2011		Dec. 31, 2010		Sep. 30, 2010		Jun. 30, 2010		Mar. 31, 2010		Dec. 31, 2009		Sep. 30, 2009		Jun. 30, 2011		Jun. 30, 2010		Jun. 30, 2009
NET SALES	$ 20,860		$ 20,230		$ 21,347		$ 20,122		$ 18,926		$ 19,178		$ 21,027		$ 19,807		$ 82,559		$ 78,938		$ 76,694
OPERATING INCOME	3,285		3,772		4,260		4,501		2,950		3,968		4,655		4,448		15,818		16,021		15,374
GROSS MARGIN	48.30%		50.50%		51.80%		51.90%		49.50%		51.90%		53.70%		52.60%		50.60%		52.00%
NET EARNINGS:
NET EARNINGS FROM CONTINUING OPERATIONS	2,539		2,906		3,362		3,120		2,202		2,617		3,182		3,055		11,927		11,056		10,766
Net earnings from discontinued operations	0		0		0		0		0		0		1,510		280		0		1,790		2,756
NET EARNINGS ATTRIBUTABLE TO PROCTER & GAMBLE	$ 2,510		$ 2,873		$ 3,333		$ 3,081		$ 2,185		$ 2,585		$ 4,659		$ 3,307		$ 11,797	[1]	$ 12,736	[1]	$ 13,436	[1]
DILUTED NET EARNINGS PER COMMON SHARE:
Earnings from continuing operations	$ 0.84	[2]	$ 0.96	[2]	$ 1.11	[2]	$ 1.02	[2]	$ 0.71	[2]	$ 0.83	[2]	$ 1.01	[2]	$ 0.97	[2]	$ 3.93	[2],[3]	$ 3.53	[2],[3]	$ 3.39	[3]
Earnings from discontinued operations	$ 0	[2]	$ 0	[2]	$ 0	[2]	$ 0	[2]	$ 0	[2]	$ 0	[2]	$ 0.48	[2]	$ 0.09	[2]	$ 0	[2],[3]	$ 0.58	[2],[3]	$ 0.87	[3]
DILUTED NET EARNINGS PER COMMON SHARE	$ 0.84	[2]	$ 0.96	[2]	$ 1.11	[2]	$ 1.02	[2]	$ 0.71	[2]	$ 0.83	[2]	$ 1.49	[2]	$ 1.06	[2]	$ 3.93	[2],[3]	$ 4.11	[2],[3]	$ 4.26	[3]

[1]	Net earnings per share are calculated on net earnings attributable to Procter & Gamble.
[2]	Diluted net earnings per share is calculated on earnings attributable to Procter & Gamble.
[3]	Basic net earnings per share and diluted net earnings per share are calculated on net earnings attributable to Procter & Gamble